UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Caroline Kraus, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10208	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40 Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Bonds – 25.6%
Automobiles & Components – 0.8%
Ford Motor Credit Co. LLC
$275,000	5.875%		08/02/2021	$ 293,438

Banks – 6.5%
American Express Co.(a)
25,000	3.625		12/05/2024	24,832
Bank of America Corp.
75,000	4.125		01/22/2024	77,200
49,000	4.000		04/01/2024	50,071
45,000	3.248	(a)	10/21/2027	42,413
	(3 Mo. LIBOR + 1.58%),
75,000	3.824	(a)(b)	01/20/2028	74,096
	(3 Mo. LIBOR +1.04%),
85,000	3.419	(a)(b)(c)	12/20/2028	81,421
Bank of New York Mellon Corp. (The)(a)
25,000	3.300		08/23/2029	23,504
Citigroup, Inc.
70,000	3.400		05/01/2026	67,656
25,000	4.125		07/25/2028	24,706
Deutsche Bank AG
15,000	2.500		02/13/2019	14,940
95,000	2.700		07/13/2020	92,987
Discover Financial Services(a)
75,000	3.750		03/04/2025	72,797
ING Bank NV(a)(b)
	(5 Yr. Swap Rate + 2.70%),
325,000	4.125		11/21/2023	326,669
JPMorgan Chase & Co.
155,000	4.400		07/22/2020	159,782
95,000	2.700	(a)	05/18/2023	91,654
15,000	3.625	(a)	12/01/2027	14,383
	(3 Mo. LIBOR + 1.34%),
75,000	3.782	(a)(b)	02/01/2028	74,550
	(3 Mo. LIBOR + 0.95%),
45,000	3.509	(a)(b)	01/23/2029	43,682
JPMorgan Chase & Co. Series Z(a)(b)
	(3 Mo. LIBOR + 3.80%),
85,000	5.300		12/31/2049	87,295
Lloyds Bank plc
175,000	2.300		11/27/2018	174,609
Mizuho Financial Group, Inc.
250,000	2.601		09/11/2022	240,817
Morgan Stanley
	(3 Mo. LIBOR +1.40%),
50,000	3.141	(a)(b)	10/24/2023	51,134
225,000	3.700		10/23/2024	223,902
25,000	3.625		01/20/2027	24,470
Morgan Stanley Series F
35,000	3.875		04/29/2024	35,305
Wells Fargo & Co.
225,000	3.000		10/23/2026	210,702
Westpac Banking Corp.(a)(b)
	(5 Yr. Swap Rate +2.24%),
25,000	4.322		11/23/2031	24,815

				2,430,392

Capital Goods(a) – 0.5%
Hubbell, Inc.
45,000	3.500		02/15/2028	43,936
Northrop Grumman Corp.
75,000	2.930		01/15/2025	71,912
25,000	3.250		01/15/2028	23,864

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Bonds – (continued)
Capital Goods(a) – (continued)
Nvent Finance Sarl(c)
$50,000	4.550%		04/15/2028	$ 50,230

				189,942

Consumer Services(a) – 0.2%
Marriott International, Inc.
85,000	2.300		01/15/2022	81,659

Diversified Financials – 0.2%
General Motors Financial Co., Inc.
45,000	3.250		05/15/2018	45,012
Jefferies Group LLC
35,000	4.150		01/23/2030	32,567

				77,579

Electric – 2.1%
Arizona Public Service Co.(a)
45,000	2.950		09/15/2027	42,877
Berkshire Hathaway Energy Co.(a)(c)
25,000	3.250		04/15/2028	24,127
Duke Energy Carolinas LLC(a)
25,000	3.950		03/15/2048	25,107
Emera US Finance LP(a)
45,000	2.700		06/15/2021	43,978
Entergy Corp.(a)
45,000	2.950		09/01/2026	41,890
Exelon Corp.(a)
45,000	3.497		06/01/2022	44,568
Florida Power & Light Co.(a)
68,000	4.125		02/01/2042	70,691
25,000	3.950		03/01/2048	25,445
NiSource, Inc.(a)
95,000	3.490		05/15/2027	91,812
Pacific Gas & Electric Co.(a)
35,000	3.500		06/15/2025	34,154
Progress Energy, Inc.
120,000	7.000		10/30/2031	156,038
Sempra Energy(a)(b)
	(3 Mo. LIBOR + 0.50%),
70,000	2.209		01/15/2021	70,051
Southern California Edison Co.(a)
60,000	4.050		03/15/2042	60,401
Southern Co. (The)(a)
60,000	3.250		07/01/2026	57,014

				788,153

Energy – 2.1%
Anadarko Petroleum Corp.
10,000	3.450	(a)	07/15/2024	9,708
15,000	5.550	(a)	03/15/2026	16,375
15,000	6.450		09/15/2036	17,985
Canadian Natural Resources Ltd.(a)
35,000	3.850		06/01/2027	34,226
Devon Energy Corp.(a)
25,000	5.600		07/15/2041	28,145
5,000	4.750		05/15/2042	5,111
Dolphin Energy Ltd. LLC(c)
28,032	5.888		06/15/2019	28,558
Energy Transfer Partners LP(a)
25,000	4.650		06/01/2021	25,746
Kinder Morgan Energy Partners LP(a)
50,000	5.400		09/01/2044	50,520
Kinder Morgan, Inc.(a)
145,000	3.050		12/01/2019	144,625

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Bonds – (continued)
Energy – (continued)
MPLX LP(a)
$35,000	4.500%	04/15/2038	$ 34,557
25,000	4.700	04/15/2048	24,352
Petroleos Mexicanos
60,000	6.375	02/04/2021	63,817
12,000	6.350	02/12/2048	11,595
Phillips 66(a)
60,000	3.900	03/15/2028	59,782
Pioneer Natural Resources Co.(a)
25,000	3.950	07/15/2022	25,412
Plains All American Pipeline LP(a)
15,000	3.650	06/01/2022	14,796
35,000	3.850	10/15/2023	34,133
45,000	4.500	12/15/2026	44,635
Sabine Pass Liquefaction LLC(a)
75,000	5.625	03/01/2025	80,688
Valero Energy Corp.
35,000	3.650	03/15/2025	34,834

			789,600

Food & Beverage – 1.1%
Anheuser-Busch InBev Finance, Inc.(a)
75,000	2.650	02/01/2021	74,413
35,000	4.700	02/01/2036	37,032
35,000	4.900	02/01/2046	37,748
Anheuser-Busch InBev Worldwide, Inc.(a)
125,000	4.000	04/13/2028	126,526
Kraft Heinz Foods Co.(a)
15,000	4.375	06/01/2046	13,755
Smithfield Foods, Inc.(c)
125,000	2.700	01/31/2020	123,231

			412,705

Food & Staples Retailing(a) – 1.1%
CVS Health Corp.
45,000	2.800	07/20/2020	44,679
45,000	4.125	05/15/2021	46,000
75,000	3.500	07/20/2022	74,839
75,000	3.875	07/20/2025	74,349
75,000	4.300	03/25/2028	75,319
75,000	5.050	03/25/2048	78,884

			394,070

Health Care Equipment & Services – 0.6%
Allergan Sales LLC(a)(c)
35,000	5.000	12/15/2021	36,535
Becton Dickinson and Co.(a)
95,000	2.894	06/06/2022	92,175
25,000	3.363	06/06/2024	24,063
35,000	4.685	12/15/2044	35,232
UnitedHealth Group, Inc.
35,000	4.625	07/15/2035	38,279

			226,284

Life Insurance – 0.6%
American International Group, Inc.(a)
15,000	3.750	07/10/2025	14,770
Northwestern Mutual Life Insurance Co. (The)(c)
70,000	6.063	03/30/2040	88,666
Principal Financial Group, Inc.(a)
50,000	3.100	11/15/2026	47,401

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Bonds – (continued)
Life Insurance – (continued)
Prudential Financial, Inc.(a)
$75,000	3.878%		03/27/2028	$ 76,015

				226,852

Materials – 0.3%
Ecolab, Inc.
4,000	5.500		12/08/2041	4,759
40,000	3.950	(a)(c)	12/01/2047	38,890
LYB International Finance II BV(a)
70,000	3.500		03/02/2027	67,179

				110,828

Media – 0.5%
21st Century Fox America, Inc.
25,000	3.700	(a)	09/15/2024	25,196
25,000	6.150		03/01/2037	30,961
CCO Safari II LLC(a)
15,000	4.464		07/23/2022	15,322
70,000	4.908		07/23/2025	71,534
Comcast Corp.(a)
45,000	3.375		08/15/2025	44,026
Time Warner Cable LLC
15,000	5.000		02/01/2020	15,406

				202,445

Metals and Mining(c) – 0.0%
Glencore Funding LLC
15,000	4.125		05/30/2023	15,098

Noncaptive-Financial(c) – 0.1%
International Lease Finance Corp.
50,000	7.125		09/01/2018	50,833

Pharmaceuticals, Biotechnology & Life Sciences – 1.2%
AbbVie, Inc.(a)
45,000	2.500		05/14/2020	44,418
Amgen, Inc.(a)
70,000	3.125		05/01/2025	67,574
Bayer US Finance LLC(c)
200,000	3.000		10/08/2021	197,882
Teva Pharmaceutical Finance Netherlands III BV
30,000	2.200		07/21/2021	27,015
30,000	2.800		07/21/2023	25,418
Thermo Fisher Scientific, Inc.(a)
35,000	3.000		04/15/2023	34,106
15,000	3.650		12/15/2025	14,983
Zoetis, Inc.(a)
45,000	3.000		09/12/2027	42,165

				453,561

Pipelines(a) – 0.8%
Columbia Pipeline Group, Inc.
35,000	3.300		06/01/2020	34,927
Enbridge, Inc.
35,000	2.900		07/15/2022	33,955
Enterprise Products Operating LLC Series A(b)
	(3 Mo. LIBOR + 3.71%),
85,000	5.481		08/01/2066	85,218
Sunoco Logistics Partners Operations LP
15,000	4.250		04/01/2024	14,915
Williams Partners LP
25,000	3.600		03/15/2022	24,887
50,000	3.900		01/15/2025	49,518
35,000	4.000		09/15/2025	34,437

				277,857

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Bonds – (continued)
Property/Casualty Insurance – 0.4%
Arch Capital Group US, Inc.
$36,000	5.144%		11/01/2043	$ 39,779
Chubb Corp. (The)(a)(b)
	(3 Mo. LIBOR + 2.25%),
45,000	3.972		04/15/2037	44,986
Hartford Financial Services Group, Inc. (The)
10,000	5.125		04/15/2022	10,642
XLIT Ltd.
45,000	4.450		03/31/2025	45,292

				140,699

Real Estate(a) – 1.4%
American Campus Communities Operating Partnership LP (REIT)
95,000	4.125		07/01/2024	95,323
American Homes 4 Rent LP
25,000	4.250		02/15/2028	24,498
Crown Castle International Corp. (REIT)
25,000	2.250		09/01/2021	24,096
85,000	3.150		07/15/2023	82,329
60,000	3.650		09/01/2027	57,170
CubeSmart LP (REIT)
45,000	4.000		11/15/2025	44,838
HCP, Inc. (REIT)
10,000	2.625		02/01/2020	9,896
Healthcare Trust of America Holdings LP (REIT)
35,000	3.375		07/15/2021	35,108
National Retail Properties, Inc. (REIT)
45,000	4.000		11/15/2025	44,719
Realty Income Corp. (REIT)
35,000	3.650		01/15/2028	33,972
Select Income REIT (REIT)
25,000	3.600		02/01/2020	24,946
Ventas Realty LP (REIT)
45,000	3.500		02/01/2025	43,817

				520,712

Retailing(a) – 0.6%
Alimentation Couche-Tard, Inc.(c)
45,000	2.700		07/26/2022	43,628
Amazon.com, Inc.
35,000	5.200		12/03/2025	39,006
45,000	4.800		12/05/2034	49,850
15,000	3.875	(c)	08/22/2037	14,947
Expedia Group, Inc.
35,000	3.800		02/15/2028	32,506
Home Depot, Inc. (The)
25,000	4.250		04/01/2046	26,145

				206,082

Software & Services(a) – 0.1%
Fidelity National Information Services, Inc.
45,000	3.000		08/15/2026	41,903

Technology(a) – 0.9%
Broadcom Corp.
50,000	2.650		01/15/2023	47,605
25,000	3.625		01/15/2024	24,593
Dell International LLC(c)
45,000	5.450		06/15/2023	47,701
Hewlett Packard Enterprise Co.
45,000	4.900		10/15/2025	46,721

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Bonds – (continued)
Technology(a) – (continued)
Oracle Corp.
$70,000	2.500%		05/15/2022	$ 68,626
60,000	3.250		11/15/2027	58,526
35,000	4.000		07/15/2046	34,491
QUALCOMM, Inc.
25,000	2.600		01/30/2023	23,978

				352,241

Tobacco(a) – 0.9%
BAT Capital Corp.(c)
95,000	3.222		08/15/2024	91,592
85,000	3.557		08/15/2027	81,416
35,000	4.390		08/15/2037	34,776
Reynolds American, Inc.
130,000	4.450		06/12/2025	133,727

				341,511

Transportation(a) – 0.4%
Burlington Northern Santa Fe LLC
25,000	4.050		06/15/2048	25,238
FedEx Corp.
45,000	3.400		02/15/2028	43,668
Penske Truck Leasing Co. LP(c)
70,000	3.375		02/01/2022	69,618

				138,524

Wireless Telecommunications – 2.2%
American Tower Corp.
45,000	4.700		03/15/2022	46,963
AT&T, Inc.
60,000	3.200	(a)	03/01/2022	59,681
105,000	3.800		03/15/2022	106,512
50,000	3.000	(a)	06/30/2022	49,102
45,000	3.600	(a)	02/17/2023	45,269
70,000	3.400	(a)	05/15/2025	67,448
35,000	4.125	(a)	02/17/2026	35,085
110,000	4.250	(a)	03/01/2027	111,197
25,000	5.450	(a)	03/01/2047	26,535
Verizon Communications, Inc.
135,000	5.150		09/15/2023	145,650
50,000	2.625		08/15/2026	45,662
62,000	5.012		04/15/2049	63,825

				802,929

TOTAL CORPORATE BONDS (Cost $9,651,032)				$ 9,565,897

Mortgage-Backed Securities – 25.1%
FHLMC – 1.1%
$41	5.500%		04/01/2018	$ 41
185	4.500		09/01/2018	185
670	5.500		09/01/2018	674
4	9.500		08/01/2020	4
11,817	6.500		10/01/2020	12,018
4,474	4.500		07/01/2024	4,659
28,114	4.500		11/01/2024	29,297
6,722	4.500		12/01/2024	7,001
7,490	6.000		03/01/2029	8,320
144	6.000		04/01/2029	160
8,780	7.500		12/01/2029	9,955
95,744	7.000		05/01/2032	110,080
160	6.000		08/01/2032	180

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Securities – (continued)
FHLMC – (continued)
$51,167	7.000%	12/01/2032	$ 58,935
2,837	5.000	10/01/2033	3,063
4,241	5.000	07/01/2035	4,578
5,892	5.000	12/01/2035	6,379
47,705	5.500	01/01/2037	52,139
1,248	5.000	03/01/2038	1,347
79,864	7.000	02/01/2039	91,711
3,306	5.000	06/01/2041	3,570

			404,296

FNMA – 10.6%
1,206	5.000	05/01/2018	1,206
283	6.500	08/01/2018	284
1,820	7.000	08/01/2018	1,822
549	5.000	06/01/2023	572
49,551	5.500	09/01/2023	51,793
13,893	5.500	10/01/2023	14,530
2,762	4.500	07/01/2024	2,873
73,480	4.500	11/01/2024	76,592
31,301	4.500	12/01/2024	32,638
56	7.000	07/01/2025	62
9,025	9.000	11/01/2025	10,159
33,937	7.000	08/01/2026	37,408
597	7.000	08/01/2027	675
3,297	7.000	09/01/2027	3,521
93	7.000	01/01/2028	105
52,747	6.000	02/01/2029	59,045
47,914	6.000	06/01/2029	53,639
16,942	8.000	10/01/2029	19,328
4,547	7.000	12/01/2029	5,113
1,231	8.500	04/01/2030	1,465
2,290	8.000	05/01/2030	2,672
121	8.500	06/01/2030	124
5,316	7.000	05/01/2032	6,064
42,355	7.000	06/01/2032	48,956
48,196	7.000	08/01/2032	55,599
6,994	8.000	08/01/2032	7,777
2,334	5.000	08/01/2033	2,514
611	5.500	09/01/2033	670
737	5.500	02/01/2034	808
147	5.500	04/01/2034	163
4,796	5.500	12/01/2034	5,264
23,484	5.000	04/01/2035	25,388
40,699	6.000	04/01/2035	45,592
911	5.500	09/01/2035	1,004
98,277	6.000	10/01/2035	109,886
199,704	6.000	09/01/2036	222,584
63	5.500	02/01/2037	69
100	5.500	04/01/2037	110
126,815	5.500	08/01/2037	138,673
187	5.500	03/01/2038	205
53	5.500	06/01/2038	59
121	5.500	07/01/2038	133
137	5.500	08/01/2038	150
110	5.500	09/01/2038	121
1,677	5.500	10/01/2038	1,846
44	5.500	12/01/2038	49
111,583	5.000	01/01/2039	120,932
49,212	7.000	03/01/2039	56,535
186,955	6.000	05/01/2039	207,695
11,902	4.500	08/01/2039	12,607
50,420	3.000	01/01/2043	49,707
196,729	3.000	03/01/2043	193,960
276,800	3.000	04/01/2043	272,972

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Securities – (continued)
FNMA – (continued)
$207,615	3.000%	05/01/2043	$ 204,744
701,552	4.500	04/01/2045	743,974
78,570	4.500	05/01/2045	82,540
938,888	4.500	01/01/2048	984,072

			3,979,048

GNMA – 13.4%
1,811	7.000	10/15/2025	1,829
6,723	7.000	11/15/2025	7,135
1,058	7.000	02/15/2026	1,076
4,900	7.000	04/15/2026	5,324
3,004	7.000	03/15/2027	3,404
21,849	7.000	11/15/2027	24,059
312	7.000	01/15/2028	333
16,143	7.000	02/15/2028	17,272
1,735	7.000	03/15/2028	1,981
964	7.000	04/15/2028	1,101
193	7.000	05/15/2028	216
3,552	7.000	06/15/2028	4,036
7,488	7.000	07/15/2028	8,549
11,004	7.000	09/15/2028	12,598
2,149	7.000	11/15/2028	2,456
2,094	7.500	11/15/2030	2,098
130,973	6.000	08/20/2034	147,879
131,147	5.000	06/15/2040	142,105
623,351	4.000	08/20/2043	647,823
315,785	4.000	08/20/2045	326,899
306,228	4.000	10/20/2045	317,054
238,873	4.000	02/20/2046	246,981
3,000,000	4.000	TBA-30yr(d)	3,083,906

			5,006,114

TOTAL MORTGAGE-BACKED SECURITIES (Cost $9,368,745)			$ 9,389,458

Collateralized Mortgage Obligations – 2.3%
Adjustable Rate Non-Agency(a)(b) – 1.4%
Alternative Loan Trust Series 2005-38, Class A1
$100,842	2.783%	09/25/2035	$ 99,767
Lehman XS Trust Series 2005-7N, Class 1A1A
179,023	2.142	12/25/2035	175,198
MASTR Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
221,247	2.133	12/25/2046	214,065

			489,030

Sequential Fixed Rate – 0.9%
FNMA REMIC Series 2012-111, Class B
16,488	7.000	10/25/2042	18,786
FNMA REMIC Series 2012-153, Class B
42,987	7.000	07/25/2042	49,067
NCUA Guaranteed Notes Series A4
300,000	3.000	06/12/2019	302,496

			370,349

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $807,157)			$ 859,379

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Securities – 2.7%
FHLB
$100,000	3.375%	12/08/2023	$ 103,319
FNMA
400,000	1.875	09/24/2026	368,658
400,000	6.250	05/15/2029	519,716

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,024,661)			$ 991,693

Asset-Backed Securities(a) – 13.2%
Automobile – 0.3%
Ally Master Owner Trust Series 2018-1, Class A2
$100,000	2.700%	01/17/2023	$ 99,552

Collateralized Loan Obligations(b)(c) – 6.0%
Acis CLO Ltd. Series 2013-1A, Class ACOM
439,711	2.961	04/18/2024	439,008
CBAM Ltd. Series 2018-5A, Class A
525,000	3.322	04/17/2031	525,000
Cutwater Ltd. Series 2014-1A, Class A1AR
550,000	2.972	07/15/2026	549,861
Madison Park Funding XXX Ltd. Series 2018-30A, Class A
750,000	0.000	04/15/2029	748,349

			2,262,218

Home Equity(b) – 0.2%
GMACM Home Equity Loan Trust Series 2007-HE3, Class 1A1
18,131	6.955	09/25/2037	18,314
GMACM Home Equity Loan Trust Series 2007-HE3, Class 2A1
70,301	6.805	09/25/2037	72,266

			90,580

Student Loans(b) – 6.7%
Academic Loan Funding Trust Series 2012-1A, Class A2(c)
544,566	2.972	12/27/2044	545,873
AccessLex Institute Series 2005-2, Class A3
72,594	2.084	11/22/2024	72,594
Chase Education Loan Trust Series 2007-A, Class A3
28,015	1.756	12/28/2023	27,946
ECMC Group Student Loan Trust Series 2016-1A, Class A(c)
430,860	3.222	07/26/2066	436,536
EFS Volunteer No. 2 LLC Series 2012-1, Class A2(c)
550,000	3.222	03/25/2036	559,609
Nelnet Student Loan Trust Series 2006-2, Class A5
197,216	1.845	01/25/2030	196,878
Northstar Education Finance, Inc. Series 2007-1, Class A1
77,720	1.860	04/28/2030	77,337
Scholar Funding Trust Series 2010-A, Class A(c)
128,196	2.510	10/28/2041	127,521
SLM Student Loan Trust Series 2003-7A, Class A5A(c)
379,893	3.324	12/15/2033	386,983
SLM Student Loan Trust Series 2006-2, Class A5
66,328	1.855	07/25/2025	66,329

			2,497,606

TOTAL ASSET-BACKED SECURITIES (Cost $4,905,013)			$ 4,949,956

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Government Securities – 4.6%
Indonesia Government International Note(c)
$230,000	4.750%	01/08/2026	$ 240,063
Israel Government AID Bond(e)
400,000	5.500	09/18/2023	454,044
200,000	5.500	12/04/2023	228,224
100,000	5.500	04/26/2024	114,896
Kuwait International Government Bond
500,000	3.500	03/20/2027	490,625
United Arab Emirates Government International Bond(c)
220,000	3.125	10/11/2027	207,790

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $1,769,964)			$ 1,735,642

Municipal Bonds – 1.1%
California – 0.4%
California State Various Purpose GO Bonds Series 2010
$105,000	7.625%	03/01/2040	$ 159,897

Illinois – 0.4%
Illinois State GO Bonds for Build America Bonds Series 2010-5
100,000	7.350	07/01/2035	109,147
Illinois State GO Bonds Pension Funding Series 2003
25,000	5.100	06/01/2033	23,434

			132,581

Ohio – 0.3%
American Municipal Power, Inc. RB Build America Bond Series 2010 E RMKT
100,000	6.270	02/15/2050	129,914

TOTAL MUNICIPAL BONDS (Cost $333,243)			$ 422,392

U.S. Treasury Obligations – 20.9%
U.S. Treasury Bonds
$470,000	2.750%	11/15/2042	$ 453,766
410,000	3.125	02/15/2043	422,661
490,000	3.625	02/15/2044	549,060
490,000	3.125	08/15/2044	504,724
100,000	3.000	11/15/2044	100,697
200,000	2.875	08/15/2045	196,454
3,600,000	2.875	11/15/2046	3,531,348
120,000	3.000	05/15/2047	120,604
U.S. Treasury Notes
250,000	2.250	12/31/2024	243,375
130,000	2.750	02/28/2025	130,556
500,000	2.000	11/15/2026	471,645
U.S. Treasury STRIPS Bonds(f)
1,800,000	0.000	02/15/2036	1,066,284

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,906,807)			$ 7,791,174

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Distribution Rate		Value
Investment Company (g) – 1.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
443,445	1.609%		$ 443,445
(Cost $443,445)

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investments – 4.3%
Commercial Paper – 4.3%
Electricite de France SA
$250,000	2.320%	04/27/2018	$ 249,544
HP, Inc.
265,000	2.551	04/27/2018	264,596
Marriott International, Inc.
283,000	2.510	05/09/2018	282,255
Potash Corp. of Saskatchewan, Inc.
255,000	2.819	06/11/2018	253,724
Sempra Energy
250,000	2.749	06/25/2018	248,471
VW Credit, Inc.(f)
303,000	0.000	06/22/2018	301,159

TOTAL SHORT-TERM INVESTMENTS (Cost $1,599,461)			$ 1,599,749

TOTAL INVESTMENTS – 101.0% (Cost $37,809,528)			$37,748,785

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%			(391,821)

NET ASSETS – 100.0%			$37,356,964

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2018.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $5,885,742, which represents approximately 15.8% of net assets as of March 31, 2018. The liquidity determination is unaudited.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $3,083,906 which represents approximately 8.3% of net assets as of March 31, 2018.

(e)	Guaranteed by the United States Government. Total market value of these securities amounts to $797,164, which represents 2.1% of the net assets as of March 31, 2018.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

(g)	Represents an Affiliated Issuer.

Investment Abbreviations:
BA	— Banker Acceptance Rate
BBR	— Bank Bill Reference Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
Mo.	— Month
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
RMKT	— Remarketed
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
Yr.	— Year

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.	AUD	86,100	USD	66,069	$66,142	06/20/18	$73
	CAD	110,251	EUR	68,997	85,703	06/20/18	305
	CAD	258,925	USD	201,123	201,173	05/25/18	50
	CAD	900,636	USD	697,583	700,105	06/20/18	2,522
	CHF	26,806	GBP	20,015	28,229	06/20/18	54
	EUR	22,988	CAD	36,500	28,452	06/20/18	79
	EUR	187,224	CHF	218,744	231,728	06/20/18	1,371
	EUR	23,015	GBP	20,231	28,485	06/20/18	7
	EUR	193,146	NOK	1,847,229	239,058	06/20/18	2,812
	EUR	46,009	SEK	464,264	56,946	06/20/18	1,014
	EUR	775,322	USD	957,956	958,637	06/08/18	681
	EUR	46,006	USD	56,918	56,942	06/20/18	24
	GBP	81,463	EUR	91,991	114,672	06/20/18	814
	GBP	299,534	USD	414,965	421,141	05/25/18	6,176
	GBP	241,891	USD	338,423	340,502	06/20/18	2,079
	JPY	3,041,585	EUR	23,000	28,736	06/20/18	269
	JPY	11,613,101	USD	108,655	109,460	05/18/18	805
	JPY	3,070,373	USD	28,997	29,007	06/20/18	10
	NOK	98,366	GBP	8,893	12,580	06/20/18	62
	NZD	31,664	USD	22,770	22,879	06/20/18	109
	SEK	708,926	EUR	69,002	85,408	06/20/18	4
	USD	127,817	AUD	163,475	125,565	05/23/18	2,252
	USD	59,188	AUD	76,000	58,383	06/20/18	805
	USD	86,995	CAD	111,529	86,696	06/20/18	299
	USD	419,392	EUR	337,019	417,130	06/20/18	2,262
	USD	181,238	GBP	127,973	180,142	06/20/18	1,096
	USD	1,015,334	JPY	107,353,025	1,014,226	06/20/18	1,108
	USD	35,364	NOK	272,362	34,832	06/20/18	532
	USD	335,469	NZD	462,189	333,938	06/20/18	1,531
	USD	23,068	SEK	187,771	22,622	06/20/18	446

TOTAL							$29,651

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.	AUD	37,383	GBP	20,996	$28,718	06/20/18	$(837)
	AUD	202,280	USD	158,157	155,370	05/23/18	(2,787)
	AUD	707,623	USD	552,922	543,597	06/20/18	(9,325)
	CAD	73,071	EUR	46,000	56,802	06/20/18	(133)
	CAD	239,762	USD	186,741	186,378	06/20/18	(363)
	CHF	213,624	EUR	182,626	224,966	06/20/18	(1,073)
	CHF	110,090	USD	117,950	115,935	06/20/18	(2,015)
	EUR	138,021	GBP	122,303	170,830	06/20/18	(1,331)
	EUR	22,986	NOK	224,224	28,450	06/20/18	(227)
	EUR	413,093	USD	514,633	511,289	06/20/18	(3,344)
	GBP	121,477	USD	172,042	170,999	06/20/18	(1,043)
	JPY	3,033,390	CAD	36,996	28,658	06/20/18	(100)
	JPY	6,017,541	EUR	46,020	56,851	06/20/18	(107)
	JPY	41,283,205	USD	392,642	390,026	06/20/18	(2,616)
	NOK	3,776,665	EUR	392,559	483,003	06/20/18	(2,869)
	NZD	440,320	USD	320,536	318,137	06/20/18	(2,399)
	SEK	13,139,752	EUR	1,290,036	1,583,015	06/20/18	(13,672)
	SEK	702,177	NOK	665,160	84,595	06/20/18	(473)
	SEK	875,990	USD	111,854	104,926	04/05/18	(6,928)
	SEK	237,093	USD	28,902	28,564	06/20/18	(338)
	USD	192,135	CAD	247,355	192,182	05/25/18	(47)
	USD	874,062	EUR	707,773	875,118	06/08/18	(1,056)
	USD	148,308	EUR	120,021	148,551	06/20/18	(243)
	USD	418,761	GBP	302,274	424,993	05/25/18	(6,232)
	USD	168,290	GBP	120,246	169,266	06/20/18	(976)
	USD	91,217	JPY	9,749,402	91,893	05/18/18	(676)
	USD	29,009	JPY	3,085,207	29,148	06/20/18	(139)
	USD	57,589	NZD	79,984	57,790	06/20/18	(201)

TOTAL							$(61,550)

FUTURES CONTRACTS — At March 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Canada 10 Year Bond	3	06/20/18	$310,327	$2,781
Euro-Bund	2	06/07/18	392,341	5,006
U.S. Treasury 10 Year Note	11	06/20/18	1,332,547	8,323
U.S. Treasury 10 Year Ultra Note	7	06/20/18	909,016	13,083
U.S. Treasury 2 Year Note	22	06/29/18	4,677,406	2,176
U.S. Treasury 5 Year Note	25	06/29/18	2,861,523	11,370
U.S. Treasury Long Bond	1	06/20/18	146,625	2,095

Total				$44,834

Short position contracts:
3 Month Eurodollar	(26)	12/16/19	$(6,318,975)	$(106)
Australia 10 Year Bond	(2)	06/15/18	(199,105)	(3,446)
Long Gilt	(3)	06/27/18	(516,949)	(5,503)
U.S. Treasury Ultra Bond	(27)	06/20/18	(4,332,656)	(122,553)

Total				$(131,608)

Total Futures Contracts				$(86,774)

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2018, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (paid) by the Fund	Credit Spread at March 31, 2018(b)	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX North America Investment Grade Index	1.000%	0.655%	06/20/23	USD 1,175	$19,789	$19,851	$(62)

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount (000’s)(a)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3 Month LIBOR(b)	2.139%	11/20/20	USD	5,920	$(66,356)	$(15,270)	$(51,086)
2.500%(c)	6 Month BBR	06/20/23	AUD	380	559	2,241	(1,682)
3 Month BA(c)	2.000	06/20/23	CAD	400	(6,118)	(7,347)	1,229
2.275(c)	3 Month LIBOR	11/20/23	USD	2,600	59,058	10,296	48,762
2.250(c)	3 Month LIBOR	06/20/28		20	960	1,129	(169)

TOTAL					$(11,897)	$(8,951)	$(2,946)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2018.
(b)	Payments made quarterly.
(c)	Payments made semi-annually.

PURCHASED OPTIONS CONTRACTS — At March 31, 2018, the Fund had the following purchased options contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Purchased options contracts:
Puts
Mid-Curve 1-Year Eurodollar	Bank of America Merrill Lynch	98.00 USD	06/15/18	4	$1,000,000	$6,800	$1,109	$5,691

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 99.1%
Automobiles & Components – 0.6%
2,006	Aptiv plc	$ 170,450
1,556	BorgWarner, Inc.	78,158
29,618	Ford Motor Co.	328,167
9,528	General Motors Co.	346,248
1,969	Goodyear Tire & Rubber Co. (The)	52,336
1,249	Harley-Davidson, Inc.	53,557

		1,028,916

Banks – 6.5%
72,858	Bank of America Corp.	2,185,011
5,991	BB&T Corp.	311,772
19,572	Citigroup, Inc.	1,321,110
3,741	Citizens Financial Group, Inc.	157,047
1,334	Comerica, Inc.	127,971
5,195	Fifth Third Bancorp	164,941
8,155	Huntington Bancshares, Inc.	123,141
26,066	JPMorgan Chase & Co.	2,866,478
8,156	KeyCorp	159,450
1,143	M&T Bank Corp.	210,723
2,617	People’s United Financial, Inc.	48,833
3,603	PNC Financial Services Group, Inc. (The)	544,918
8,396	Regions Financial Corp.	155,998
3,522	SunTrust Banks, Inc.	239,637
409	SVB Financial Group*	98,164
12,000	US Bancorp	606,000
33,323	Wells Fargo & Co.	1,746,458
1,582	Zions Bancorp	83,419

		11,151,071

Capital Goods – 7.4%
4,515	3M Co.	991,133
343	Acuity Brands, Inc.	47,742
740	Allegion plc	63,115
1,738	AMETEK, Inc.	132,036
1,081	AO Smith Corp.	68,741
2,985	Arconic, Inc.	68,774
4,197	Boeing Co. (The)	1,376,112
4,508	Caterpillar, Inc.	664,389
1,203	Cummins, Inc.	194,994
2,448	Deere & Co.	380,223
1,172	Dover Corp.	115,114
3,318	Eaton Corp. plc	265,141
4,844	Emerson Electric Co.	330,845
2,214	Fastenal Co.	120,862
1,025	Flowserve Corp.	44,413
1,113	Fluor Corp.	63,686
2,362	Fortive Corp.	183,102
1,158	Fortune Brands Home & Security, Inc.	68,195
2,106	General Dynamics Corp.	465,215
65,788	General Electric Co.	886,822
916	Harris Corp.	147,733
5,699	Honeywell International, Inc.	823,563
353	Huntington Ingalls Industries, Inc.	90,989
2,350	Illinois Tool Works, Inc.	368,151
1,895	Ingersoll-Rand plc	162,041
903	Jacobs Engineering Group, Inc.	53,413
6,984	Johnson Controls International plc	246,116
581	L3 Technologies, Inc.	120,848
1,899	Lockheed Martin Corp.	641,729
2,373	Masco Corp.	95,964

Shares	Description	Value
Common Stocks – (continued)
Capital Goods – (continued)
1,325	Northrop Grumman Corp.	$ 462,584
2,667	PACCAR, Inc.	176,475
1,026	Parker-Hannifin Corp.	175,477
1,227	Pentair plc	83,596
1,227	Quanta Services, Inc.*	42,148
2,206	Raytheon Co.	476,099
963	Rockwell Automation, Inc.	167,755
1,237	Rockwell Collins, Inc.	166,810
785	Roper Technologies, Inc.	220,342
436	Snap-on, Inc.	64,327
1,173	Stanley Black & Decker, Inc.	179,704
2,020	Textron, Inc.	119,119
373	TransDigm Group, Inc.	114,489
647	United Rentals, Inc.*	111,756
5,643	United Technologies Corp.	710,002
389	WW Grainger, Inc.	109,803
1,339	Xylem, Inc.	102,996

		12,764,683

Commercial & Professional Services – 0.6%
653	Cintas Corp.	111,389
901	Equifax, Inc.	106,147
2,597	IHS Markit Ltd.*	125,279
2,557	Nielsen Holdings plc	81,287
1,762	Republic Services, Inc.	116,697
917	Robert Half International, Inc.	53,085
647	Stericycle, Inc.*	37,869
1,172	Verisk Analytics, Inc.*	121,888
3,067	Waste Management, Inc.	257,996

		1,011,637

Consumer Durables & Apparel – 1.2%
2,535	DR Horton, Inc.	111,134
813	Garmin Ltd.	47,910
2,697	Hanesbrands, Inc.	49,679
886	Hasbro, Inc.	74,690
1,075	Leggett & Platt, Inc.	47,687
2,085	Lennar Corp. Class A	122,890
2,776	Mattel, Inc.(a)	36,504
1,146	Michael Kors Holdings Ltd.*	71,144
473	Mohawk Industries, Inc.*	109,840
3,655	Newell Brands, Inc.	93,129
9,826	NIKE, Inc. Class B	652,840
1,915	PulteGroup, Inc.	56,473
579	PVH Corp.	87,678
413	Ralph Lauren Corp.	46,173
2,140	Tapestry, Inc.	112,585
1,605	Under Armour, Inc. Class A*(a)	26,242
1,616	Under Armour, Inc. Class C*(a)	23,190
2,488	VF Corp.	184,411
545	Whirlpool Corp.	83,445

		2,037,644

Consumer Services – 1.8%
3,103	Carnival Corp.	203,495
191	Chipotle Mexican Grill, Inc.*	61,714
929	Darden Restaurants, Inc.	79,197
1,623	H&R Block, Inc.	41,240
1,572	Hilton Worldwide Holdings, Inc.	123,811
2,264	Marriott International, Inc. Class A	307,859
6,047	McDonald’s Corp.	945,630
3,888	MGM Resorts International	136,158

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Services – (continued)
1,409	Norwegian Cruise Line Holdings Ltd.*	$ 74,635
1,323	Royal Caribbean Cruises Ltd.	155,770
10,639	Starbucks Corp.	615,892
774	Wyndham Worldwide Corp.	88,569
612	Wynn Resorts Ltd.	111,604
2,574	Yum Brands, Inc.	219,124

		3,164,698

Diversified Financials – 5.6%
424	Affiliated Managers Group, Inc.	80,382
5,452	American Express Co.	508,563
1,129	Ameriprise Financial, Inc.	167,024
7,627	Bank of New York Mellon Corp. (The)	393,019
14,626	Berkshire Hathaway, Inc. Class B*	2,917,595
944	BlackRock, Inc.	511,384
3,724	Capital One Financial Corp.	356,834
841	Cboe Global Markets, Inc.	95,958
9,124	Charles Schwab Corp. (The)	476,455
2,573	CME Group, Inc.	416,157
2,661	Discover Financial Services	191,406
2,106	E*TRADE Financial Corp.*	116,693
2,549	Franklin Resources, Inc.	88,399
2,676	Goldman Sachs Group, Inc. (The)(b)	673,977
4,434	Intercontinental Exchange, Inc.	321,554
3,083	Invesco Ltd.	98,687
2,395	Leucadia National Corp.	54,438
1,252	Moody’s Corp.	201,948
10,543	Morgan Stanley	568,900
905	Nasdaq, Inc.	78,029
2,165	Navient Corp.	28,405
1,663	Northern Trust Corp.	171,505
993	Raymond James Financial, Inc.	88,784
1,938	S&P Global, Inc.	370,274
2,789	State Street Corp.	278,147
5,356	Synchrony Financial	179,587
1,872	T. Rowe Price Group, Inc.	202,120

		9,636,224

Energy – 5.7%
4,217	Anadarko Petroleum Corp.	254,749
1,050	Andeavor	105,588
2,900	Apache Corp.	111,592
3,244	Baker Hughes a GE Co.	90,086
3,422	Cabot Oil & Gas Corp.	82,059
14,461	Chevron Corp.	1,649,132
760	Cimarex Energy Co.	71,060
1,139	Concho Resources, Inc.*	171,226
8,883	ConocoPhillips	526,673
4,021	Devon Energy Corp.	127,828
4,402	EOG Resources, Inc.	463,398
1,888	EQT Corp.	89,699
32,196	Exxon Mobil Corp.	2,402,144
6,715	Halliburton Co.	315,202
800	Helmerich & Payne, Inc.	53,248
2,043	Hess Corp.	103,417
14,520	Kinder Morgan, Inc.	218,671
6,441	Marathon Oil Corp.	103,893
3,571	Marathon Petroleum Corp.	261,076
2,909	National Oilwell Varco, Inc.	107,080
1,619	Newfield Exploration Co.*	39,536

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
3,593	Noble Energy, Inc.	$ 108,868
5,859	Occidental Petroleum Corp.	380,601
2,965	ONEOK, Inc.	168,768
3,179	Phillips 66	304,930
1,315	Pioneer Natural Resources Co.	225,891
1,521	Range Resources Corp.	22,115
10,565	Schlumberger Ltd.	684,401
3,395	TechnipFMC plc	99,983
3,315	Valero Energy Corp.	307,532
6,313	Williams Cos., Inc. (The)	156,941

		9,807,387

Food & Staples Retailing – 1.7%
3,310	Costco Wholesale Corp.	623,703
7,736	CVS Health Corp.	481,257
6,763	Kroger Co. (The)	161,906
3,665	Sysco Corp.	219,753
6,438	Walgreens Boots Alliance, Inc.	421,496
11,005	Walmart, Inc.	979,115

		2,887,230

Food, Beverage & Tobacco – 4.3%
14,474	Altria Group, Inc.	902,020
4,219	Archer-Daniels-Midland Co.	182,978
1,795	Brown-Forman Corp. Class B	97,648
1,507	Campbell Soup Co.	65,268
29,182	Coca-Cola Co. (The)	1,267,374
3,054	Conagra Brands, Inc.	112,631
1,312	Constellation Brands, Inc. Class A	299,031
1,399	Dr Pepper Snapple Group, Inc.	165,614
4,371	General Mills, Inc.	196,957
1,108	Hershey Co. (The)	109,648
1,987	Hormel Foods Corp.	68,194
878	JM Smucker Co. (The)	108,881
1,911	Kellogg Co.	124,234
4,502	Kraft Heinz Co. (The)	280,430
926	McCormick & Co., Inc. (Non-Voting)	98,517
1,400	Molson Coors Brewing Co. Class B	105,462
11,244	Mondelez International, Inc. Class A	469,212
3,118	Monster Beverage Corp.*	178,381
10,794	PepsiCo, Inc.	1,178,165
11,819	Philip Morris International, Inc.	1,174,809
2,228	Tyson Foods, Inc. Class A	163,067

		7,348,521

Health Care Equipment & Services – 5.6%
13,281	Abbott Laboratories	795,798
2,493	Aetna, Inc.	421,317
560	Align Technology, Inc.*	140,633
1,249	AmerisourceBergen Corp.	107,676
1,932	Anthem, Inc.	424,460
3,798	Baxter International, Inc.	247,022
2,004	Becton Dickinson and Co.	434,267
10,414	Boston Scientific Corp.*	284,511
2,396	Cardinal Health, Inc.	150,181
1,321	Centene Corp.*	141,175
2,394	Cerner Corp.*	138,852
1,831	Cigna Corp.	307,132
366	Cooper Cos., Inc. (The)	83,744
4,651	Danaher Corp.	455,379
1,131	DaVita, Inc.*	74,578

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Services – (continued)
1,701	DENTSPLY SIRONA, Inc.	$ 85,577
1,627	Edwards Lifesciences Corp.*	226,999
912	Envision Healthcare Corp.*	35,048
4,301	Express Scripts Holding Co.*	297,113
2,102	HCA Healthcare, Inc.	203,894
1,129	Henry Schein, Inc.*	75,880
2,080	Hologic, Inc.*	77,709
1,037	Humana, Inc.	278,777
670	IDEXX Laboratories, Inc.*	128,231
846	Intuitive Surgical, Inc.*	349,254
766	Laboratory Corp. of America Holdings*	123,901
1,597	McKesson Corp.	224,969
10,289	Medtronic plc	825,384
1,024	Quest Diagnostics, Inc.	102,707
1,068	ResMed, Inc.	105,166
2,443	Stryker Corp.	393,128
7,378	UnitedHealth Group, Inc.	1,578,892
668	Universal Health Services, Inc. Class B	79,098
711	Varian Medical Systems, Inc.*	87,204
1,517	Zimmer Biomet Holdings, Inc.	165,414

		9,651,070

Household & Personal Products – 1.7%
1,894	Church & Dwight Co., Inc.	95,382
990	Clorox Co. (The)	131,779
6,715	Colgate-Palmolive Co.	481,331
3,489	Coty, Inc. Class A	63,849
1,711	Estee Lauder Cos., Inc. (The) Class A	256,171
2,652	Kimberly-Clark Corp.	292,065
19,131	Procter & Gamble Co. (The)	1,516,705

		2,837,282

Insurance – 2.6%
5,922	Aflac, Inc.	259,147
2,708	Allstate Corp. (The)	256,718
6,855	American International Group, Inc.	373,049
1,887	Aon plc	264,803
1,356	Arthur J Gallagher & Co.	93,198
397	Assurant, Inc.	36,290
693	Brighthouse Financial, Inc.*	35,620
3,552	Chubb Ltd.	485,807
1,136	Cincinnati Financial Corp.	84,359
305	Everest Re Group Ltd.	78,330
2,737	Hartford Financial Services Group, Inc. (The)	141,010
1,630	Lincoln National Corp.	119,088
2,121	Loews Corp.	105,477
3,828	Marsh & McLennan Cos., Inc.	316,155
7,824	MetLife, Inc.	359,043
2,000	Principal Financial Group, Inc.	121,820
4,471	Progressive Corp. (The)	272,418
3,221	Prudential Financial, Inc.	333,535
821	Torchmark Corp.	69,104
2,068	Travelers Cos., Inc. (The)	287,162
1,673	Unum Group	79,652
1,018	Willis Towers Watson plc	154,929
1,903	XL Group Ltd.	105,160

		4,431,874

Shares	Description	Value
Common Stocks – (continued)
Materials – 2.8%
1,667	Air Products & Chemicals, Inc.	$ 265,103
822	Albemarle Corp.	76,232
688	Avery Dennison Corp.	73,100
2,742	Ball Corp.	108,885
1,827	CF Industries Holdings, Inc.	68,933
17,846	DowDuPont, Inc.	1,136,969
1,076	Eastman Chemical Co.	113,604
1,996	Ecolab, Inc.	273,592
1,065	FMC Corp.	81,547
10,104	Freeport-McMoRan, Inc.*	177,527
604	International Flavors & Fragrances, Inc.	82,694
3,184	International Paper Co.	170,121
2,485	LyondellBasell Industries NV Class A	262,615
481	Martin Marietta Materials, Inc.	99,711
3,362	Monsanto Co.	392,312
2,585	Mosaic Co. (The)	62,764
4,065	Newmont Mining Corp.	158,820
2,447	Nucor Corp.	149,487
705	Packaging Corp. of America	79,453
1,937	PPG Industries, Inc.	216,169
2,175	Praxair, Inc.	313,852
1,214	Sealed Air Corp.	51,947
619	Sherwin-Williams Co. (The)	242,722
1,022	Vulcan Materials Co.	116,682
1,950	WestRock Co.	125,132

		4,899,973

Media – 2.5%
2,538	CBS Corp. (Non-Voting) Class B	130,428
1,406	Charter Communications, Inc. Class A*	437,575
35,158	Comcast Corp. Class A	1,201,349
1,181	Discovery Communications, Inc. Class A*(a)	25,309
2,194	Discovery Communications, Inc. Class C*	42,827
1,800	DISH Network Corp. Class A*	68,202
2,948	Interpublic Group of Cos., Inc. (The)	67,892
2,809	News Corp. Class A	44,382
1,017	News Corp. Class B	16,374
1,775	Omnicom Group, Inc.	128,989
5,946	Time Warner, Inc.	562,373
8,030	Twenty-First Century Fox, Inc. Class A	294,621
3,394	Twenty-First Century Fox, Inc. Class B	123,440
2,641	Viacom, Inc. Class B	82,029
11,405	Walt Disney Co. (The)	1,145,518

		4,371,308

Pharmaceuticals, Biotechnology & Life Sciences – 8.0%
12,103	AbbVie, Inc.	1,145,549
2,415	Agilent Technologies, Inc.	161,563
1,688	Alexion Pharmaceuticals, Inc.*	188,144
2,536	Allergan plc	426,783
5,091	Amgen, Inc.	867,914
1,607	Biogen, Inc.*	440,029
12,410	Bristol-Myers Squibb Co.	784,932
5,728	Celgene Corp.*	510,995
7,383	Eli Lilly & Co.	571,223

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
9,968	Gilead Sciences, Inc.	$ 751,487
1,104	Illumina, Inc.*	261,008
1,335	Incyte Corp.*	111,246
1,097	IQVIA Holdings, Inc.*	107,627
20,415	Johnson & Johnson	2,616,182
20,449	Merck & Co., Inc.	1,113,857
197	Mettler-Toledo International, Inc.*	113,281
3,849	Mylan NV*	158,463
1,242	Nektar Therapeutics*	131,975
857	PerkinElmer, Inc.	64,892
1,026	Perrigo Co. plc	85,507
45,382	Pfizer, Inc.	1,610,607
586	Regeneron Pharmaceuticals, Inc.*	201,795
3,045	Thermo Fisher Scientific, Inc.	628,671
1,944	Vertex Pharmaceuticals, Inc.*	316,833
612	Waters Corp.*	121,574
3,692	Zoetis, Inc.	308,319

		13,800,456

Real Estate – 2.7%
743	Alexandria Real Estate Equities, Inc. (REIT)	92,793
3,244	American Tower Corp. (REIT)	471,483
1,262	Apartment Investment & Management Co. Class A (REIT)	51,427
1,055	AvalonBay Communities, Inc. (REIT)	173,505
1,188	Boston Properties, Inc. (REIT)	146,385
2,311	CBRE Group, Inc. Class A*	109,125
3,073	Crown Castle International Corp. (REIT)	336,832
1,564	Digital Realty Trust, Inc. (REIT)	164,814
2,616	Duke Realty Corp. (REIT)	69,272
598	Equinix, Inc. (REIT)	250,048
2,805	Equity Residential (REIT)	172,844
515	Essex Property Trust, Inc. (REIT)	123,950
931	Extra Space Storage, Inc. (REIT)	81,332
562	Federal Realty Investment Trust (REIT)	65,254
4,808	GGP, Inc. (REIT)	98,372
3,709	HCP, Inc. (REIT)	86,160
5,516	Host Hotels & Resorts, Inc. (REIT)	102,818
1,967	Iron Mountain, Inc. (REIT)	64,636
3,427	Kimco Realty Corp. (REIT)	49,349
813	Macerich Co. (The) (REIT)	45,544
862	Mid-America Apartment Communities, Inc. (REIT)	78,649
4,040	Prologis, Inc. (REIT)	254,480
1,132	Public Storage (REIT)	226,841
2,160	Realty Income Corp. (REIT)	111,737
1,137	Regency Centers Corp. (REIT)	67,060
901	SBA Communications Corp. (REIT)*	153,999
2,369	Simon Property Group, Inc. (REIT)	365,655
684	SL Green Realty Corp. (REIT)	66,232
2,104	UDR, Inc. (REIT)	74,944
2,674	Ventas, Inc. (REIT)	132,443
1,322	Vornado Realty Trust (REIT)	88,971
2,781	Welltower, Inc. (REIT)	151,370
5,665	Weyerhaeuser Co. (REIT)	198,275

		4,726,599

Shares	Description	Value
Common Stocks – (continued)
Retailing – 6.4%
548	Advance Auto Parts, Inc.	$ 64,965
3,053	Amazon.com, Inc.*	4,418,729
211	AutoZone, Inc.*	136,874
1,946	Best Buy Co., Inc.	136,200
371	Booking Holdings, Inc.*	771,825
1,366	CarMax, Inc.*	84,610
1,985	Dollar General Corp.	185,697
1,783	Dollar Tree, Inc.*	169,207
912	Expedia Group, Inc.	100,694
910	Foot Locker, Inc.	41,441
1,637	Gap, Inc. (The)	51,074
1,137	Genuine Parts Co.	102,148
8,891	Home Depot, Inc. (The)	1,584,732
1,267	Kohl’s Corp.	83,001
1,832	L Brands, Inc.	70,001
2,396	LKQ Corp.*	90,928
6,337	Lowe’s Cos., Inc.	556,072
2,233	Macy’s, Inc.	66,409
3,303	Netflix, Inc.*	975,541
849	Nordstrom, Inc.	41,100
652	O’Reilly Automotive, Inc.*	161,292
2,938	Ross Stores, Inc.	229,105
4,185	Target Corp.	290,565
764	Tiffany & Co.	74,612
4,848	TJX Cos., Inc. (The)	395,403
984	Tractor Supply Co.	62,012
829	TripAdvisor, Inc.*	33,898
456	Ulta Beauty, Inc.*	93,147

		11,071,282

Semiconductors & Semiconductor Equipment – 4.1%
6,445	Advanced Micro Devices, Inc.*(a)	64,772
2,776	Analog Devices, Inc.	252,977
7,944	Applied Materials, Inc.	441,766
3,090	Broadcom Ltd.	728,159
35,547	Intel Corp.	1,851,288
1,211	KLA-Tencor Corp.	132,011
1,244	Lam Research Corp.	252,731
1,737	Microchip Technology, Inc.	158,692
8,706	Micron Technology, Inc.*	453,931
4,599	NVIDIA Corp.	1,065,082
945	Qorvo, Inc.*	66,575
11,244	QUALCOMM, Inc.	623,030
1,413	Skyworks Solutions, Inc.	141,667
7,473	Texas Instruments, Inc.	776,370
1,904	Xilinx, Inc.	137,545

		7,146,596

Software & Services – 14.7%
4,715	Accenture plc Class A	723,753
5,786	Activision Blizzard, Inc.	390,324
3,746	Adobe Systems, Inc.*	809,436
1,255	Akamai Technologies, Inc.*	89,080
372	Alliance Data Systems Corp.	79,184
2,270	Alphabet, Inc. Class A*	2,354,308
2,311	Alphabet, Inc. Class C*	2,384,467
650	ANSYS, Inc.*	101,849
1,678	Autodesk, Inc.*	210,723
3,380	Automatic Data Processing, Inc.	383,562
2,472	CA, Inc.	83,801
2,227	Cadence Design Systems, Inc.*	81,887
958	Citrix Systems, Inc.*	88,902

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
4,498	Cognizant Technology Solutions Corp. Class A	$ 362,089
1,121	CSRA, Inc.	46,219
2,202	DXC Technology Co.	221,367
7,092	eBay, Inc.*	285,382
2,346	Electronic Arts, Inc.*	284,429
18,198	Facebook, Inc. Class A*	2,907,858
2,491	Fidelity National Information Services, Inc.	239,883
3,198	Fiserv, Inc.*	228,049
691	Gartner, Inc.*	81,275
1,203	Global Payments, Inc.	134,159
6,532	International Business Machines Corp.	1,002,205
1,859	Intuit, Inc.	322,258
7,003	Mastercard, Inc. Class A	1,226,645
58,504	Microsoft Corp.	5,339,660
22,916	Oracle Corp.	1,048,407
2,465	Paychex, Inc.	151,819
8,582	PayPal Holdings, Inc.*	651,116
1,350	Red Hat, Inc.*	201,839
5,198	salesforce.com, Inc.*	604,527
4,731	Symantec Corp.	122,296
1,181	Synopsys, Inc.*	98,306
887	Take-Two Interactive Software, Inc.*	86,731
1,275	Total System Services, Inc.	109,982
648	VeriSign, Inc.*	76,827
13,682	Visa, Inc. Class A	1,636,641
3,541	Western Union Co. (The)	68,093

		25,319,338

Technology Hardware & Equipment – 5.8%
2,357	Amphenol Corp. Class A	203,008
38,557	Apple, Inc.	6,469,094
36,687	Cisco Systems, Inc.	1,573,505
6,703	Corning, Inc.	186,880
478	F5 Networks, Inc.*	69,124
1,120	FLIR Systems, Inc.	56,011
11,772	Hewlett Packard Enterprise Co.	206,481
12,333	HP, Inc.	270,339
286	IPG Photonics Corp.*	66,747
2,510	Juniper Networks, Inc.	61,068
1,220	Motorola Solutions, Inc.	128,466
2,047	NetApp, Inc.	126,279
2,197	Seagate Technology plc	128,568
2,671	TE Connectivity Ltd.	266,833
2,252	Western Digital Corp.	207,792
1,569	Xerox Corp.	45,156

		10,065,351

Telecommunication Services – 1.9%
46,750	AT&T, Inc.	1,666,637
7,406	CenturyLink, Inc.	121,681
31,120	Verizon Communications, Inc.	1,488,158

		3,276,476

Transportation – 2.1%
959	Alaska Air Group, Inc.	59,420
3,273	American Airlines Group, Inc.	170,065
1,075	CH Robinson Worldwide, Inc.	100,738
6,807	CSX Corp.	379,218
4,897	Delta Air Lines, Inc.	268,405

Shares	Description	Value
Common Stocks – (continued)
Transportation – (continued)
1,317	Expeditors International of Washington, Inc.	$ 83,366
1,871	FedEx Corp.	449,246
667	JB Hunt Transport Services, Inc.	78,139
768	Kansas City Southern	84,365
2,172	Norfolk Southern Corp.	294,914
4,152	Southwest Airlines Co.	237,826
5,982	Union Pacific Corp.	804,160
1,802	United Continental Holdings, Inc.*	125,185
5,260	United Parcel Service, Inc. Class B	550,512

		3,685,559

Utilities – 2.8%
4,791	AES Corp.	54,474
1,695	Alliant Energy Corp.	69,258
1,901	Ameren Corp.	107,654
3,748	American Electric Power Co., Inc.	257,075
1,327	American Water Works Co., Inc.	108,986
3,307	CenterPoint Energy, Inc.	90,612
2,150	CMS Energy Corp.	97,373
2,329	Consolidated Edison, Inc.	181,522
4,882	Dominion Energy, Inc.	329,193
1,365	DTE Energy Co.	142,506
5,346	Duke Energy Corp.	414,155
2,519	Edison International	160,359
1,383	Entergy Corp.	108,953
2,462	Eversource Energy	145,061
7,297	Exelon Corp.	284,656
3,421	FirstEnergy Corp.	116,348
3,578	NextEra Energy, Inc.	584,395
2,594	NiSource, Inc.	62,023
2,197	NRG Energy, Inc.	67,074
3,886	PG&E Corp.	170,712
870	Pinnacle West Capital Corp.	69,426
5,299	PPL Corp.	149,909
3,853	Public Service Enterprise Group, Inc.	193,575
1,159	SCANA Corp.	43,520
1,890	Sempra Energy	210,206
7,609	Southern Co. (The)	339,818
2,443	WEC Energy Group, Inc.	153,176
3,843	Xcel Energy, Inc.	174,780

		4,886,799

TOTAL COMMON STOCKS (Cost $64,168,752)		$171,007,974

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investment(c)(d) – 0.1%
U.S. Treasury Obligation – 0.1%
U.S. Treasury Bills
$ 75,000	0.000%	06/07/2018	$ 74,770
(Cost $74,797)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $64,243,549)			$171,082,744

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(b) – 0.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
168,800	1.609%	$ 168,800
(Cost $168,800)

TOTAL INVESTMENTS – 99.3% (Cost $64,412,349)		$171,251,544

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		1,288,569

NET ASSETS – 100.0%		$172,540,113

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviation:
REIT — Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACT — At March 31, 2018, the Fund had the following futures contracts:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	10	06/15/18	$1,321,500	$(64,873)

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL TRENDS ALLOCATION FUND

Schedule of Investments

March 31, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 35.3%
199,344	iShares Core S&P 500 ETF	$ 52,899,917
860,874	iShares MSCI Emerging Markets ETF	41,562,997
201,662	Vanguard S&P 500 ETF	48,818,337

TOTAL EXCHANGE TRADED FUNDS (Cost $115,893,830)		$143,281,251

Shares	Distribution Rate	Value
Investment Companies(a) – 54.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
120,729,059	1.609%	$120,729,059
Goldman Sachs Financial Square Treasury Obligations Fund — Institutional Shares
50,802,535	1.623	50,802,535
Goldman Sachs Financial Square Treasury Solutions Fund — Institutional Shares
50,802,535	1.539	50,802,535

TOTAL INVESTMENT COMPANIES (Cost $222,334,129)		$222,334,129

TOTAL INVESTMENTS – 90.1% (Cost $338,227,959)		$365,615,380

OTHER ASSETS IN EXCESS OF LIABILITIES – 9.9%		40,111,184

NET ASSETS – 100.0%		$405,726,564

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL TRENDS ALLOCATION FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	496	06/15/18	$20,024,048	$(265,208)
Euro-Bund	136	06/07/18	26,679,207	3,256
FTSE 100 Index	208	06/15/18	20,408,711	(302,028)
Japan 10 Year Bond	58	06/13/18	82,226,399	83,615
Russell 2000 E-Mini Index	170	06/15/18	13,015,200	(343,966)
S&P 500 E-Mini Index	457	06/15/18	60,392,550	(3,324,186)
TOPIX Index	163	06/07/18	26,141,582	161,571

Total Futures Contracts				$(3,986,946)

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 17.7%
Federal Farm Credit Bank (1 Mo. LIBOR – 0.09%)
$1,000,000	1.786	%(a)	03/28/19	$ 1,000,000
Federal Farm Credit Bank (3 Mo. LIBOR – 0.14%)
1,700,000	2.168	(a)	09/30/19	1,699,873
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.07%)(a)
1,300,000	1.833		11/20/19	1,299,936
650,000	1.833		11/29/19	650,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.08%)(a)
800,000	1.843		10/18/19	799,963
650,000	1.843		12/26/19	649,955
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.09%)(a)
800,000	1.858		02/19/19	799,943
800,000	1.853		07/05/19	799,980
Federal Farm Credit Bank (Prime Rate – 3.08%)(a)
250,000	1.670		06/27/19	249,984
1,600,000	1.670		07/17/19	1,599,793
Federal Farm Credit Bank (Prime Rate – 3.12%)
1,000,000	1.630	(a)	01/24/19	999,910
Federal Home Loan Bank (1 Mo. LIBOR – 0.05%)
2,800,000	1.700	(a)	07/13/18	2,800,000
Federal Home Loan Bank (1 Mo. LIBOR – 0.08%)
13,000,000	1.728	(a)	03/19/19	13,000,000
Federal Home Loan Bank (1 Mo. LIBOR – 0.09%)
1,200,000	1.675	(a)	01/14/19	1,200,000
Federal Home Loan Bank (1 Mo. LIBOR – 0.10%)
5,700,000	1.713	(a)	04/18/19	5,700,000
Federal Home Loan Bank (1 Mo. LIBOR – 0.14%)
1,300,000	1.668	(a)	05/18/18	1,300,000
Federal Home Loan Bank (1 Mo. LIBOR – 0.15%)
1,700,000	1.663	(a)	05/18/18	1,700,000
Federal Home Loan Bank (1 Mo. LIBOR – 0.16%)
7,700,000	1.712	(a)	05/25/18	7,700,000
Federal Home Loan Bank (1 Mo. LIBOR – 0.17%)
2,500,000	1.707	(a)	05/25/18	2,500,000
Federal Home Loan Bank (1 Mo. LIBOR – 0.18%) (a)
17,000,000	1.516		06/06/18	17,000,000
3,500,000	1.527		06/07/18	3,500,000
8,000,000	1.536		06/08/18	8,000,000
Federal Home Loan Bank (1 Mo. LIBOR + 0.01%) (a)
4,000,000	1.818		06/19/18	4,000,000
2,710,000	1.887		06/28/18	2,710,000
Federal Home Loan Bank (3 Mo. LIBOR – 0.22%) (a)
600,000	1.484		07/09/18	599,991
800,000	1.489		07/12/18	799,989
Federal Home Loan Bank Discount Notes
6,800,000	1.638		04/27/18	6,792,142
9,900,000	1.841		06/20/18	9,860,510
7,100,000	1.787		06/22/18	7,071,812

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$106,783,781

U.S. Treasury Obligations – 37.6%
United States Treasury Bills
$200,000	1.654%		05/31/18	$ 199,462
400,000	1.659		05/31/18	398,920
100,000	1.690		05/31/18	99,725
390,000	1.763		06/14/18	388,621
39,100,000	1.825		06/21/18	38,943,405
1,300,000	1.799		06/28/18	1,294,423
1,300,000	1.611		07/05/18	1,294,614

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – (continued)
United States Treasury Bills – (continued)
$100,000	1.739%		07/05/18	$ 99,553
200,000	1.744		07/05/18	199,103
800,000	1.800		07/05/18	796,295
700,000	1.791		07/26/18	696,064
200,000	1.854		08/02/18	198,767
790,000	1.921		08/09/18	784,665
300,000	1.823		08/16/18	297,973
100,000	1.834		08/16/18	99,321
100,000	1.875		08/16/18	99,305
110,000	1.880		08/16/18	109,234
200,000	1.937		08/16/18	198,565
36,000,000	1.871		08/23/18	35,737,920
500,000	1.890		08/23/18	496,320
200,000	1.895		08/23/18	198,524
100,000	1.866		08/30/18	99,239
900,000	1.876		08/30/18	893,111
11,500,000	1.882		08/30/18	11,411,728
400,000	1.886		08/30/18	396,921
100,000	1.887		08/30/18	99,230
48,000,000	1.882		09/06/18	47,614,480
11,700,000	2.007		09/20/18	11,590,995
800,000	1.944		09/27/18	792,482
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
46,000,000	1.816	(a)	10/31/19	46,007,137
United States Treasury Inflation Indexed Note
19,500,000	0.125		04/15/18	20,944,212
United States Treasury Notes
310,000	1.000		05/31/18	309,611
200,000	2.375		05/31/18	200,196
600,000	0.875		07/15/18	598,432
2,200,000	0.750		07/31/18	2,192,209
700,000	1.375		07/31/18	698,920

TOTAL U.S. TREASURY OBLIGATIONS				$226,479,682

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$333,263,463

Repurchase Agreements(b) - 50.0%
BNP Paribas
$7,500,000	1.660	%(c)	04/07/18	$ 7,500,000
Maturity Value: $7,521,096
Settlement Date: 03/02/18

Collateralized by a U.S. Treasury Inflation-Indexed Bond, 2.125%, due 02/15/41 and a U.S. Treasury Note, 2.000%, due 10/31/21. The aggregate market value of the collateral, including accrued interest, was $7,650,049.

10,000,000	1.660	(c)	04/07/18	10,000,000
Maturity Value: $10,028,128
Settlement Date: 03/02/18

Collateralized by U.S. Treasury Bills, 0.000%, due 04/19/18 to 05/24/18, a U.S. Treasury Bond, 7.250%, due 08/15/22, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/20 to 02/15/33, a U.S. Treasury Note, 1.250%, due 01/31/19 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 11/15/45. The aggregate market value of the collateral, including accrued interest, was $10,200,000.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(b) – (continued)
BNP Paribas - (continued)
$10,000,000	1.700	%(c)	04/07/18	$ 10,000,000
Maturity Value: $10,029,750
Settlement Date: 03/12/18

Collateralized by Federal Farm Credit Bank, 3.180%, due 10/19/32, Federal Home Loan Mortgage Corp., 4.000%, due 10/01/28, Federal National Mortgage Association, 3.000% to 4.000%, due 03/01/38 to 03/01/48, a U.S. Treasury Inflation-Indexed Bond, 2.500%, due 01/15/29, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 05/15/40 and a U.S. Treasury Note, 2.750%, due 11/15/23. The aggregate market value of the collateral, including accrued interest, was $10,200,290.

2,500,000	1.790	(c)	04/07/18	2,500,000
Maturity Value: $2,510,442
Settlement Date: 03/22/18

Collateralized by U.S. Treasury Bills, 0.000%, due 06/14/18 to 07/12/18 and U.S. Treasury Notes, 1.125% to 3.125%, due 12/31/18 to 03/15/21. The aggregate market value of the collateral, including accrued interest, was $2,550,092.

Joint Repurchase Agreement Account III
271,700,000	1.812		04/02/18	271,700,000
Maturity Value: $271,754,692

TOTAL REPURCHASE AGREEMENTS				$301,700,000

TOTAL INVESTMENTS – 105.3%				$634,963,463

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.3)%				(31,715,060)

NET ASSETS – 100.0%				$603,248,403

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2018.

(b)	Unless noted, all repurchase agreements were entered into on March 29, 2018. Additional information on Joint Repurchase Agreement Account III appears in the notes to the Schedule of Investments.

(c)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
LIBOR	— London Interbank Offered Rates
MMY	— Money Market Yield
Prime	— Federal Reserve Bank Prime Loan Rate US
T-Bill	— Treasury Bill

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 95.3%
Automobiles & Components – 0.4%
4,344	Aptiv plc	$ 369,110

Banks – 2.7%
10,905	Eagle Bancorp, Inc.*	652,664
17,114	First Republic Bank	1,584,928

		2,237,592

Capital Goods – 17.3%
18,193	Fortive Corp.	1,410,321
12,163	Fortune Brands Home & Security, Inc.	716,279
2,717	Harris Corp.	438,198
5,558	HEICO Corp.	482,490
2,873	HEICO Corp. Class A	203,839
7,190	Hubbell, Inc.	875,598
6,089	IDEX Corp.	867,744
7,520	John Bean Technologies Corp.	852,768
5,318	L3 Technologies, Inc.	1,106,144
14,822	Middleby Corp. (The)*	1,834,815
8,830	Roper Technologies, Inc.	2,478,493
29,651	Sensata Technologies Holding plc*	1,536,811
14,080	Welbilt, Inc.*	273,856
18,005	Xylem, Inc.	1,384,945

		14,462,301

Consumer Durables & Apparel – 2.5%
9,145	PVH Corp.	1,384,827
17,705	Skechers U.S.A., Inc. Class A*	688,548

		2,073,375

Consumer Services – 7.6%
13,482	Bright Horizons Family Solutions, Inc.*	1,344,425
9,602	Choice Hotels International, Inc.	769,600
1,094	Domino’s Pizza, Inc.	255,515
30,708	Dunkin’ Brands Group, Inc.	1,832,960
16,118	Hilton Worldwide Holdings, Inc.	1,269,454
9,999	Yum Brands, Inc.	851,215

		6,323,169

Diversified Financials – 5.6%
3,012	Affiliated Managers Group, Inc.	571,015
29,337	Lazard Ltd. Class A	1,541,953
7,603	MSCI, Inc.	1,136,420
14,223	Northern Trust Corp.	1,466,818

		4,716,206

Energy – 2.6%
5,250	Concho Resources, Inc.*	789,232
6,554	Diamondback Energy, Inc.*	829,212
10,936	RSP Permian, Inc.*	512,680

		2,131,124

Food, Beverage & Tobacco – 2.5%
15,075	Brown-Forman Corp. Class B	820,080
22,407	Monster Beverage Corp.*	1,281,904

		2,101,984

Health Care Equipment & Services – 4.1%
1,925	ABIOMED, Inc.*	560,156

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Services – (continued)
1,693	Cooper Cos., Inc. (The)	$ 387,375
12,350	Edwards Lifesciences Corp.*	1,723,072
8,636	Nevro Corp.*	748,482

		3,419,085

Materials – 4.6%
11,010	Ashland Global Holdings, Inc.	768,388
10,628	Avery Dennison Corp.	1,129,225
1,731	Sherwin-Williams Co. (The)	678,760
58,036	Valvoline, Inc.	1,284,336

		3,860,709

Pharmaceuticals, Biotechnology & Life Sciences – 12.2%
23,293	Agilent Technologies, Inc.	1,558,302
3,558	Agios Pharmaceuticals, Inc.*	290,973
17,613	Alkermes plc*	1,020,850
922	Bluebird Bio, Inc.*	157,431
24,514	Exelixis, Inc.*	542,985
6,906	Illumina, Inc.*	1,632,717
6,217	Incyte Corp.*	518,063
1,274	Mettler-Toledo International, Inc.*	732,588
7,318	Neurocrine Biosciences, Inc.*	606,882
6,667	PRA Health Sciences, Inc.*	553,094
9,168	Seattle Genetics, Inc.*	479,853
25,682	Zoetis, Inc.	2,144,704

		10,238,442

Real Estate Investment Trusts – 1.6%
7,917	SBA Communications Corp.*	1,353,174

Retailing – 4.2%
6,598	Dollar Tree, Inc.*	626,150
9,594	Five Below, Inc.*	703,624
10,327	Hudson Ltd. Class A*	164,303
14,957	LKQ Corp.*	567,618
18,514	Ross Stores, Inc.	1,443,722

		3,505,417

Semiconductors & Semiconductor Equipment – 5.7%
14,110	Analog Devices, Inc.	1,285,844
8,389	Lam Research Corp.	1,704,309
46,195	Marvell Technology Group Ltd.	970,095
5,602	Maxim Integrated Products, Inc.	337,353
6,232	Xilinx, Inc.	450,200

		4,747,801

Software & Services – 18.2%
8,859	Autodesk, Inc.*	1,112,513
29,322	Black Knight, Inc.*	1,381,066
15,515	Fidelity National Information Services, Inc.	1,494,095
21,139	Fiserv, Inc.*	1,507,422
18,508	Global Payments, Inc.	2,064,012
18,402	GoDaddy, Inc. Class A*	1,130,251
3,004	IAC/InterActiveCorp*	469,766
8,561	Intuit, Inc.	1,484,049
3,134	Proofpoint, Inc.*	356,179
7,212	Red Hat, Inc.*	1,078,266
5,048	ServiceNow, Inc.*	835,192
7,121	Splunk, Inc.*	700,635

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
7,400	Square, Inc. Class A*	$ 364,080
14,590	Total System Services, Inc.	1,258,533

		15,236,059

Technology Hardware & Equipment – 2.8%
26,993	Amphenol Corp. Class A	2,324,907

Transportation – 0.7%
4,052	Old Dominion Freight Line, Inc.	595,522

TOTAL COMMON STOCKS (Cost $54,210,754)		$79,695,977

Shares	Distribution Rate	Value
Investment Company(a) – 4.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
3,495,341	1.609%	$ 3,495,341
(Cost $3,495,341)

TOTAL INVESTMENTS – 99.5% (Cost $57,706,095)		$83,191,318

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		391,380

NET ASSETS – 100.0%		$83,582,698

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Securities – 5.8%
Adjustable Rate FHLMC(a) – 2.2%
$175,165	3.533%	05/01/2035	$ 185,320
72,465	3.382	09/01/2035	75,007
219,197	3.636	12/01/2036	229,265
310,836	3.930	04/01/2037	323,241
431,206	3.452	01/01/2038	455,554
309,899	3.616	01/01/2038	319,126

			1,587,513

Adjustable Rate FNMA(a) – 2.2%
42,895	3.132	05/01/2033	44,248
132,073	3.208	05/01/2035	139,548
409,047	3.296	06/01/2035	431,133
577,259	3.309	11/01/2035	606,154
75,272	3.544	12/01/2035	78,538
263,898	3.716	03/01/2037	280,306

			1,579,927

Adjustable Rate GNMA(a) – 0.4%
266,637	2.625	04/20/2033	273,570

Agency Multi-Family – 1.0%
FNMA
110,000	3.840	05/01/2018	109,999
71,439	3.416	10/01/2020	72,420
70,130	3.619	12/01/2020	71,494
298,914	3.762	12/01/2020	305,656
144,402	4.381	06/01/2021	150,597

			710,166

TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,183,717)			$ 4,151,176

Collateralized Mortgage Obligations(a) – 39.0%
Adjustable Rate Non-Agency(b) – 0.3%
Holmes Master Issuer plc Series 2018-1A, Class A2
$200,000	2.146%	10/15/2054	$ 199,887

Agency Multi-Family – 7.6%
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KP04, Class AG1(c)
1,350,000	1.890	07/25/2020	1,350,234
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KF03, Class A
109,659	2.010	01/25/2021	109,674
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KS02, Class A
1,000,290	2.050	08/25/2023	1,000,800
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KF32, Class A(c)
1,471,645	2.040	05/25/2024	1,474,897
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KF42, Class A(c)
399,985	1.920	12/25/2024	400,735
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series J15L, Class AFL(c)
1,127,451	2.020	08/25/2025	1,125,454

			5,461,794

Principal Amount	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations(a) – (continued)
Regular Floater – 31.1%
FHLMC REMIC Series 3049, Class FP
$210,153	2.127%	10/15/2035	$ 210,699
FHLMC REMIC Series 3208, Class FB(c)
123,479	2.177	08/15/2036	123,791
FHLMC REMIC Series 3208, Class FD(c)
183,984	2.177	08/15/2036	185,073
FHLMC REMIC Series 3208, Class FG(c)
740,874	2.177	08/15/2036	745,261
FHLMC REMIC Series 3307, Class FT
1,150,785	2.017	07/15/2034	1,146,075
FHLMC REMIC Series 3311, Class KF(c)
2,071,994	2.117	05/15/2037	2,067,612
FHLMC REMIC Series 3371, Class FA(c)
460,099	2.377	09/15/2037	465,319
FHLMC REMIC Series 4174, Class FB(c)
916,206	2.077	05/15/2039	916,481
FHLMC REMIC Series 4320, Class FD
424,680	2.177	07/15/2039	426,793
FHLMC REMIC Series 4477, Class FG
681,299	1.964	10/15/2040	679,490
FHLMC REMIC Series 4508, Class CF
409,659	2.177	09/15/2045	409,686
FHLMC REMIC Series 4631, Class GF
2,524,038	2.277	11/15/2046	2,548,729
FHLMC REMIC Series 4637, Class QF(c)
2,036,017	2.664	04/15/2044	2,043,042
FNMA REMIC Series 2006-82, Class F
224,170	2.441	09/25/2036	225,596
FNMA REMIC Series 2006-96, Class FA
640,110	2.172	10/25/2036	638,064
FNMA REMIC Series 2007-33, Class HF
110,972	2.221	04/25/2037	111,293
FNMA REMIC Series 2007-36, Class F
178,806	2.101	04/25/2037	178,511
FNMA REMIC Series 2007-85, Class FC
511,357	2.412	09/25/2037	514,645
FNMA REMIC Series 2008-8, Class FB
491,395	2.692	02/25/2038	497,300
FNMA REMIC Series 2011-63, Class FG
445,521	2.321	07/25/2041	448,285
FNMA REMIC Series 2012-35, Class QF
1,301,152	2.271	04/25/2042	1,302,076
FNMA REMIC Series 2016-1, Class FT
1,273,470	2.221	02/25/2046	1,276,974
FNMA REMIC Series 2017-45, Class FA
881,768	1.895	06/25/2047	881,621
FNMA REMIC Series 2017-96, Class FC
1,428,318	2.271	12/25/2057	1,427,922
GNMA REMIC Series 2005-48, Class AF
625,291	2.022	06/20/2035	623,738
GNMA REMIC Series 2012-98, Class FA
580,360	2.222	08/20/2042	583,633
NCUA Guaranteed Notes Trust Series 2010-R1, Class 1A(c)
154,865	2.161	10/07/2020	155,355
NCUA Guaranteed Notes Trust Series 2010-R2, Class 2A(c)
343,035	2.181	11/05/2020	344,468

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations(a) – (continued)
Regular Floater – (continued)
NCUA Guaranteed Notes Trust Series 2011-R1, Class 1A(c)
$1,285,297	2.161%	01/08/2020	$ 1,287,657

			22,465,189

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,087,744)			$28,126,870

Commercial Mortgage-Backed Security(a) – 0.7%
Agency Multi-Family – 0.7%
FNMA ACES REMIC Series 2017-M13, Class FA
$499,088	1.988%	10/25/2024	$ 499,228
(Cost $498,543)

Asset-Backed Securities – 50.3%
Automobile – 7.6%
Ally Master Owner Trust Series 2017-3, Class A1(a)(c)
$1,350,000	2.207%	06/15/2022	$ 1,354,942
Ally Master Owner Trust Series 2018-1, Class A2(c)
800,000	2.700	01/17/2023	796,417
Chesapeake Funding II LLC Series 2016-2A, Class A2(a)(b)(c)
350,224	2.777	06/15/2028	351,456
Chesapeake Funding II LLC Series 2017-3A, Class A2(a)(b)(c)
550,000	2.117	08/15/2029	550,316
Ford Credit Floorplan Master Owner Trust A Series 2015-2, Class A2(a)
1,210,000	2.347	01/15/2022	1,217,089
GMF Floorplan Owner Revolving Trust Series 2017-2, Class A2(a)(b)(c)
900,000	2.207	07/15/2022	902,743
Nissan Master Owner Trust Receivables Series 2017-C, Class A(a)(c)
300,000	2.097	10/17/2022	300,225

			5,473,188

Collateralized Loan Obligations(a)(b)(c) – 9.6%
Apidos CLO X Series 2012-10A, Class A
46,938	3.187	10/30/2022	46,953
BlueMountain CLO Ltd. Series 2014-2A, Class AR
350,000	2.675	07/20/2026	350,021
Bowman Park CLO Ltd. Series 2014-1A, Class AR
250,000	3.100	11/23/2025	250,137
CBAM Ltd. Series 2018-5A, Class A
1,100,000	3.322	04/17/2031	1,100,000
Cutwater Ltd. Series 2014-1A, Class A1AR
350,000	2.972	07/15/2026	349,911
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1R
350,000	2.864	04/18/2026	349,905
Madison Park Funding XXX Ltd. Series 2018-30A, Class A
1,100,000	0.000	04/15/2029	1,097,579
Neuberger Berman CLO XIX Ltd. Series 2015-19A, Class A1R)
350,000	2.772	07/15/2027	350,000
OFSI Fund V Ltd. Series 2013-5A, Class A1LA
94,721	2.661	04/17/2025	94,731

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations(a)(b)(c) – (continued)
Parallel Ltd. Series 2015-1A, Class AR
$300,000	2.595%	07/20/2027	$ 299,998
Sound Point CLO XI Ltd. Series 2016-1A, Class A
700,000	3.395	07/20/2028	702,894
Trinitas CLO II Ltd. Series 2014-2A, Class A1R
300,000	2.902	07/15/2026	300,049
Voya CLO Ltd. Series 2014-4A, Class A1R
1,200,000	2.672	10/14/2026	1,200,130
WhiteHorse IX Ltd. Series 2014-9A, Class AR
400,000	2.891	07/17/2026	400,058

			6,892,366

Credit Card(a) – 10.0%
BA Credit Card Trust Series 2014-A1, Class A
1,000,000	2.157	06/15/2021	1,002,300
Capital One Multi-Asset Execution Trust Series 2016-A1, Class A1(c)
300,000	2.227	02/15/2022	300,981
CARDS II Trust Series 2016-1A, Class A(b)(c)
300,000	2.477	07/15/2021	300,464
CARDS II Trust Series 2017-1A, Class A(b)
300,000	2.147	04/18/2022	300,180
Chase Issuance Trust Series 2013-A9, Class A(c)
2,000,000	2.197	11/16/2020	2,003,751
Citibank Credit Card Issuance Trust Series 2013-A7, Class A7(c)
900,000	2.170	09/10/2020	901,392
Citibank Credit Card Issuance Trust Series 2017-A5, Class A5(c)
1,400,000	2.474	04/22/2026	1,418,859
Evergreen Credit Card Trust Series 2016-1, Class A(b)(c)
500,000	2.497	04/15/2020	500,117
Trillium Credit Card Trust II Series 2016-1A, Class A(b)(c)
500,000	2.592	05/26/2021	500,034

			7,228,078

Student Loans(a) – 23.1%
Academic Loan Funding Trust Series 2013-1A, Class A(b)(c)
466,829	2.671	12/26/2044	465,536
Access Group, Inc. Series 2015-1, Class A(b)(c)
201,916	2.572	07/25/2056	203,329
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A
453,474	2.671	02/25/2041	453,740
Brazos Higher Education Authority, Inc. Series 2011-1, Class A2(c)
1,157,938	2.744	02/25/2030	1,167,943
ECMC Group Student Loan Trust Series 2016-1A, Class A(b)(c)
251,335	3.222	07/26/2066	254,646
ECMC Group Student Loan Trust Series 2018-1A, Class A(b)(c)
750,000	2.533	02/27/2068	749,865
Edsouth Indenture No. 1 LLC Series 2010-1, Class A1(b)(c)
454,585	2.595	07/25/2023	455,412
Edsouth Indenture No. 4 LLC Series 2013-1, Class A(b)(c)
75,911	2.441	02/26/2029	75,612
Edsouth Indenture No. 5 LLC Series 2014-1, Class A(b)(c)
252,878	2.572	02/25/2039	249,587
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(b)
228,985	2.671	06/25/2026	229,089
Education Loan Asset-Backed Trust I Series 2013-1, Class A2(b)
500,000	2.671	04/26/2032	491,081
Educational Funding of the South, Inc. Series 2011-1, Class A2(c)
495,443	2.395	04/25/2035	496,508

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loans(a) – (continued)
Educational Funding of the South, Inc. Series 2012-1, Class A(c)
$337,156	2.922%	03/25/2036	$ 338,638
EFS Volunteer No. 3 LLC Series 2012-1, Class A2(b)(c)
387,347	2.872	02/25/2025	388,209
GCO Education Loan Funding Trust Series 2006-1, Class A8L
189,890	2.074	05/25/2025	189,743
Goal Capital Funding Trust Series 2006-1, Class A4(c)
286,578	2.094	11/27/2028	286,078
Higher Education Funding I Series 2014-1, Class A(b)(c)
272,737	2.994	05/25/2034	274,725
Illinois Student Assistance Commission Series 2010-1, Class A3(c)
200,000	2.645	07/25/2045	200,339
Kentucky Higher Education Student Loan Corp. Series 2013-2, Class A1(c)
696,363	2.264	09/01/2028	694,316
Kentucky Higher Education Student Loan Corp. Series 2015-1, Class A1(c)
623,291	2.414	12/01/2031	620,881
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2(c)
716,661	2.822	05/20/2030	725,161
Navient Student Loan Trust Series 2016-2A, Class A1(b)(c)
106,963	2.621	06/25/2065	107,118
Navient Student Loan Trust Series 2016-5A, Class A(b)(c)
1,138,905	3.121	06/25/2065	1,166,977
Navient Student Loan Trust Series 2016-7A, Class A(b)(c)
250,270	3.022	03/25/2066	254,168
Nelnet Student Loan Trust Series 2005-4, Class A3(c)
10,154	1.788	06/22/2026	10,153
Nelnet Student Loan Trust Series 2006-1, Class A5(c)
950,268	2.030	08/23/2027	943,823
Nelnet Student Loan Trust Series 2006-2, Class A5(c)
256,381	1.845	01/25/2030	255,941
Nelnet Student Loan Trust Series 2013-5A, Class A(b)(c)
88,159	2.251	01/25/2037	88,340
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3(c)
200,000	2.595	10/25/2037	199,746
North Carolina State Education Assistance Authority Series 2010-1, Class A1(c)
112,553	2.645	07/25/2041	112,300
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1, Class A2(c)
267,384	2.645	07/01/2024	267,907
Pennsylvania Higher Education Assistance Agency Series 2006-1, Class A3(c)
549,696	1.885	10/25/2035	541,856
Scholar Funding Trust Series 2010-A, Class A(b)(c)
263,513	2.510	10/28/2041	262,127
Scholar Funding Trust Series 2011-A, Class A(b)(c)
222,720	2.660	10/28/2043	223,454
SLM Student Loan Trust Series 2003-14, Class A5(c)
12,941	1.975	01/25/2023	12,941
SLM Student Loan Trust Series 2005-5, Class A4(c)
1,100,000	1.885	10/25/2028	1,095,685
SLM Student Loan Trust Series 2005-9, Class A6(c)
254,176	2.291	10/26/2026	254,586
SLM Student Loan Trust Series 2006-2, Class A5(c)
92,859	1.855	07/25/2025	92,860
SLM Student Loan Trust Series 2007-1, Class A5(c)
711,262	1.835	01/26/2026	709,153

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loans(a) – (continued)
SLM Student Loan Trust Series 2008-5, Class A4(c)
$141,081	3.445%	07/25/2023	$ 144,869
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2(c)
98,106	2.545	10/01/2024	98,581
Utah State Board of Regents Series 2015-1, Class A(c)
389,503	2.472	02/25/2043	388,281
Utah State Board of Regents Series 2016-1, Class A(c)
442,376	2.621	09/25/2056	442,723
Wachovia Student Loan Trust Series 2005-1, Class A5(c)
26,435	1.875	01/26/2026	26,423

			16,710,450

TOTAL ASSET-BACKED SECURITIES (Cost $36,179,429)			$36,304,082

Municipal Bond(a)(b) (c) – 0.1%
New York – 0.1%
Freddie Mac Multifamily ML Certificates RB Pass Through Series 2017
(1 Mo. LIBOR + 0.50%),
$97,979	2.372%	01/25/2033	$ 98,367
(Cost $97,979)

Shares	Distribution Rate	Value
Investment Company (d) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
$ 8,229	1.609%	$ 8,229
(Cost $8,229)

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investments – 5.0%
Commercial Paper – 5.0%
Dominion Energy, Inc.
$250,000	2.698%	06/22/2018	$ 248,532
Electricite de France SA
315,000	2.324	04/27/2018	314,425
Gotham Funding Corp.
362,000	2.344	06/25/2018	359,914
HP, Inc.
272,000	2.556	04/27/2018	271,585
Marriott International, Inc.
307,000	2.507	05/04/2018	306,295
Omnicom Capital, Inc.
250,000	0.000	05/04/2018	249,426
Potash Corp. of Saskatchewan, Inc.
250,000	2.582	05/31/2018	248,957
251,000	2.838	06/15/2018	249,665

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investments – (continued)
Schlumberger Holdings Corp.
$251,000	2.590%	05/29/2018	$ 250,032
Sempra Global
250,000	2.768	06/20/2018	248,573
Southern Co. (The)
250,000	2.769	06/21/2018	248,552
Versailles Commercial Paper LLC
283,000	2.397	07/09/2018	281,076
Victory Receivables Corp.
362,000	2.333	06/22/2018	359,998

TOTAL SHORT-TERM INVESTMENTS (Cost $3,636,773)			$ 3,637,030

TOTAL INVESTMENTS – 100.9% (Cost $72,692,414)			$72,824,982

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.9)%			(614,072)

NET ASSETS – 100.0%			$72,210,910

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2018.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $16,535,205, which represents approximately 22.9% of net assets as of March 31, 2018. The liquidity determination is unaudited.

(c)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
Mo.	— Month
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit

Currency Abbreviation:
USD	— United States Dollar

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
3 Month Eurodollar	1	06/18/18	$244,250	$(2,931)
U.S. Treasury 10 Year Note	34	06/20/18	4,118,781	36,690
U.S. Treasury Ultra Bond	3	06/20/18	481,406	18,304

Total				$52,063

Short position contracts:
U.S. Treasury 10 Year Ultra Note	(3)	06/20/18	(389,578)	(5,609)
U.S. Treasury 2 Year Note	(6)	06/29/18	(1,275,656)	27
U.S. Treasury 5 Year Note	(33)	06/29/18	(3,777,211)	(14,905)
U.S. Treasury Long Bond	(13)	06/20/18	(1,906,125)	(45,104)

Total				$(65,591)

Total Futures Contracts				$(13,528)

SWAP CONTRACTS — At March 31, 2018, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount (000’s)(a)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3 Month LIBOR(b)	2.139%	11/20/20	USD	3,050	$(34,186)	$(14,361)	$(19,825)
2.275%(c)	3 Month LIBOR	11/20/23	USD	1,280	29,075	9,489	19,586

TOTAL					$(5,111)	$(4,872)	$(239)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2018.
(b)	Payments made quarterly.
(c)	Payments made semi-annually.

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 98.9%
Automobiles & Components – 1.2%
126,523	Delphi Technologies plc	$ 6,028,821

Banks – 16.0%
745,424	Bank of America Corp.	22,355,266
285,264	Citizens Financial Group, Inc.	11,975,383
538,031	First Horizon National Corp.	10,131,124
114,037	First Republic Bank	10,560,966
232,227	JPMorgan Chase & Co.	25,538,003

		80,560,742

Capital Goods – 7.3%
48,975	Eaton Corp. plc	3,913,592
98,596	ITT, Inc.	4,829,232
58,442	PACCAR, Inc.	3,867,107
30,789	Raytheon Co.	6,644,882
69,058	United Technologies Corp.	8,688,878
106,074	Wabtec Corp.(a)	8,634,424

		36,578,115

Consumer Durables & Apparel – 2.3%
119,229	Brunswick Corp.	7,081,011
77,779	Lennar Corp. Class A	4,584,294

		11,665,305

Diversified Financials – 6.4%
65,941	Berkshire Hathaway, Inc. Class B*	13,153,911
168,112	Morgan Stanley	9,071,323
98,735	Northern Trust Corp.	10,182,541

		32,407,775

Energy – 10.3%
121,953	Chevron Corp.	13,907,520
527,645	Encana Corp.	5,804,095
55,761	EOG Resources, Inc.	5,869,960
104,551	Halliburton Co.	4,907,624
45,560	Pioneer Natural Resources Co.	7,826,297
91,903	Royal Dutch Shell plc Class B ADR	6,022,403
162,645	RSP Permian, Inc.*	7,624,798

		51,962,697

Food & Staples Retailing – 2.4%
225,441	Kroger Co. (The)	5,397,058
73,416	Walmart, Inc.	6,531,821

		11,928,879

Food, Beverage & Tobacco – 3.3%
81,979	Altria Group, Inc.	5,108,931
181,867	Conagra Brands, Inc.	6,707,255
76,763	Kraft Heinz Co. (The)	4,781,567

		16,597,753

Health Care Equipment & Services – 6.1%
30,465	Aetna, Inc.	5,148,585
141,247	Boston Scientific Corp.*	3,858,868
161,603	Medtronic plc	12,963,792
80,917	Zimmer Biomet Holdings, Inc.	8,823,190

		30,794,435

Shares	Description	Value
Common Stocks – (continued)
Insurance – 2.0%
70,578	American International Group, Inc.	$ 3,840,855
134,877	MetLife, Inc.	6,189,505

		10,030,360

Materials – 4.4%
199,777	DowDuPont, Inc.	12,727,793
151,033	Nucor Corp.	9,226,606

		21,954,399

Media – 1.7%
155,972	Comcast Corp. Class A	5,329,563
112,029	Liberty Global plc Class C*	3,409,043

		8,738,606

Pharmaceuticals, Biotechnology & Life Sciences – 10.4%
44,821	Alexion Pharmaceuticals, Inc.*	4,995,749
39,374	Allergan plc	6,626,250
60,716	BioMarin Pharmaceutical, Inc.*	4,922,246
107,136	Bristol-Myers Squibb Co.	6,776,352
84,564	Eli Lilly & Co.	6,542,717
46,852	Johnson & Johnson	6,004,084
180,667	Pfizer, Inc.	6,411,872
46,483	Shire plc ADR	6,944,095
19,157	Vertex Pharmaceuticals, Inc.*	3,122,208

		52,345,573

Real Estate Investment Trusts – 1.1%
33,881	AvalonBay Communities, Inc.	5,572,069

Retailing – 4.3%
41,476	Dollar Tree, Inc.*	3,936,072
61,023	Expedia Group, Inc.	6,737,550
127,769	Lowe’s Cos., Inc.	11,211,730

		21,885,352

Semiconductors & Semiconductor Equipment – 2.5%
21,188	Broadcom Ltd.	4,992,952
362,719	Marvell Technology Group Ltd.	7,617,099

		12,610,051

Software & Services – 8.5%
5,966	Alphabet, Inc. Class A*	6,187,577
64,975	Citrix Systems, Inc.*	6,029,680
38,234	Facebook, Inc. Class A*	6,109,411
41,221	Fidelity National Information Services, Inc.	3,969,582
130,723	Microsoft Corp.	11,931,088
187,909	Oracle Corp.	8,596,837

		42,824,175

Technology Hardware & Equipment – 2.6%
242,751	Cisco Systems, Inc.	10,411,591
119,737	Juniper Networks, Inc.	2,913,201

		13,324,792

Transportation – 3.7%
25,624	FedEx Corp.	6,152,579

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Transportation – (continued)
92,734	Union Pacific Corp.	$ 12,466,231

		18,618,810

Utilities – 2.4%
71,593	Ameren Corp.	4,054,312
174,903	Xcel Energy, Inc.	7,954,588

		12,008,900

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $458,330,380)		$498,437,609

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(b) – 1.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
7,545,525	1.609%	$ 7,545,525
(Cost $7,545,525)

TOTAL INVESTMENTS – 100.4% (Cost $465,875,905)		$505,983,134

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(1,880,110)

NET ASSETS – 100.0%		$504,103,024

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 98.4%
Automobiles & Components – 1.0%
140,155	Delphi Technologies plc	$ 6,678,386

Banks – 9.0%
96,224	Bank of the Ozarks, Inc.	4,644,732
243,021	Citizens Financial Group, Inc.	10,202,022
47,319	Comerica, Inc.	4,539,312
571,933	First Horizon National Corp.	10,769,498
110,067	First Republic Bank	10,193,305
48,417	Signature Bank*	6,872,793
163,841	SunTrust Banks, Inc.	11,147,742

		58,369,404

Capital Goods – 9.9%
156,356	ITT, Inc.	7,658,317
104,666	Jacobs Engineering Group, Inc.	6,190,994
48,604	L3 Technologies, Inc.	10,109,632
42,690	Middleby Corp. (The)*	5,284,595
100,905	PACCAR, Inc.	6,676,884
79,208	Stanley Black & Decker, Inc.	12,134,665
182,844	Trinity Industries, Inc.	5,966,200
130,640	Wabtec Corp.	10,634,096

		64,655,383

Consumer Durables & Apparel – 4.3%
106,981	Brunswick Corp.	6,353,602
131,668	Lennar Corp. Class A	7,760,512
98,493	Mattel, Inc.(a)	1,295,183
55,847	PVH Corp.	8,456,911
115,416	Skechers U.S.A., Inc. Class A*	4,488,528

		28,354,736

Consumer Services – 0.6%
71,017	Dunkin’ Brands Group, Inc.	4,239,005

Diversified Financials – 4.3%
82,550	E*TRADE Financial Corp.*	4,574,095
70,978	Lazard Ltd. Class A	3,730,604
75,132	Northern Trust Corp.	7,748,363
519,472	SLM Corp.*	5,823,281
309,882	Starwood Property Trust, Inc. (REIT)	6,492,028

		28,368,371

Energy – 8.0%
54,626	Andeavor	5,493,191
73,539	Cheniere Energy, Inc.*	3,930,660
66,606	Diamondback Energy, Inc.*	8,426,991
377,577	Encana Corp.	4,153,347
68,173	EQT Corp.	3,238,899
130,383	Marathon Petroleum Corp.	9,532,301
209,927	RSP Permian, Inc.*	9,841,378
503,571	WPX Energy, Inc.*	7,442,779

		52,059,546

Food, Beverage & Tobacco – 3.5%
21,859	Bunge Ltd.	1,616,254
174,873	Coca-Cola European Partners plc	7,285,209
184,052	Conagra Brands, Inc.	6,787,838
134,240	Pinnacle Foods, Inc.	7,262,384

		22,951,685

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Services – 4.1%
81,767	Acadia Healthcare Co., Inc.*	$ 3,203,631
165,135	Boston Scientific Corp.*	4,511,488
53,845	Laboratory Corp. of America Holdings*	8,709,429
96,888	Zimmer Biomet Holdings, Inc.	10,564,668

		26,989,216

Insurance – 6.9%
47,833	American Financial Group, Inc.	5,367,819
58,253	Arch Capital Group Ltd.*	4,985,874
38,712	Aspen Insurance Holdings Ltd.	1,736,233
103,895	Athene Holding Ltd. Class A*	4,967,220
30,360	Axis Capital Holdings Ltd.	1,747,825
5,821	Hanover Insurance Group, Inc. (The)	686,238
95,151	Lincoln National Corp.	6,951,732
46,745	Progressive Corp. (The)	2,848,173
62,491	Torchmark Corp.	5,259,868
40,118	Willis Towers Watson plc	6,105,558
61,977	WR Berkley Corp.	4,505,728

		45,162,268

Materials – 6.5%
247,650	Ball Corp.	9,834,182
103,895	Celanese Corp. Series A	10,411,318
198,724	Freeport-McMoRan, Inc.*	3,491,581
31,888	Martin Marietta Materials, Inc.	6,610,382
266,459	Steel Dynamics, Inc.	11,782,817

		42,130,280

Media – 1.6%
91,809	Liberty Broadband Corp. Class C*	7,867,113
72,778	Viacom, Inc. Class B	2,260,485

		10,127,598

Pharmaceuticals, Biotechnology & Life Sciences – 2.8%
38,318	Alexion Pharmaceuticals, Inc.*	4,270,924
71,743	Alkermes plc*	4,158,224
64,304	BioMarin Pharmaceutical, Inc.*	5,213,125
28,032	Vertex Pharmaceuticals, Inc.*	4,568,656

		18,210,929

Real Estate Investment Trusts – 10.3%
76,378	Alexandria Real Estate Equities, Inc.	9,538,848
57,348	AvalonBay Communities, Inc.	9,431,452
66,863	Boston Properties, Inc.	8,238,859
121,381	Camden Property Trust	10,217,853
268,221	DDR Corp.	1,966,060
67,377	Equity LifeStyle Properties, Inc.	5,913,679
206,504	Hudson Pacific Properties, Inc.	6,717,575
186,187	Prologis, Inc.	11,727,919
163,557	RLJ Lodging Trust	3,179,548

		66,931,793

Retailing – 4.0%
39,500	Burlington Stores, Inc.*	5,259,425
38,832	Dollar Tree, Inc.*	3,685,157

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Retailing – (continued)
51,351	Expedia Group, Inc.	$ 5,669,664
204,373	LKQ Corp.*	7,755,955
15,686	O’Reilly Automotive, Inc.*	3,880,403

		26,250,604

Semiconductors & Semiconductor Equipment – 2.5%
45,775	Analog Devices, Inc.	4,171,476
583,591	Marvell Technology Group Ltd.	12,255,411

		16,426,887

Software & Services – 3.5%
37,547	Citrix Systems, Inc.*	3,484,361
124,830	Fidelity National Information Services, Inc.	12,021,129
55,548	GoDaddy, Inc. Class A*	3,411,758
123,766	Twitter, Inc.*	3,590,452

		22,507,700

Technology Hardware & Equipment – 3.2%
98,625	CommScope Holding Co., Inc.*	3,942,041
160,635	Juniper Networks, Inc.	3,908,249
132,017	Keysight Technologies, Inc.*	6,916,371
607,626	Viavi Solutions, Inc.*	5,906,125

		20,672,786

Telecommunication Services – 0.4%
170,243	CenturyLink, Inc.	2,797,092

Transportation – 3.3%
203,417	JetBlue Airways Corp.*	4,133,433
59,406	Old Dominion Freight Line, Inc.	8,730,900
84,607	XPO Logistics, Inc.*	8,613,839

		21,478,172

Utilities – 8.7%
94,636	American Water Works Co., Inc.	7,772,455
82,035	Atmos Energy Corp.	6,910,628
172,301	CMS Energy Corp.	7,803,512
102,609	Pinnacle West Capital Corp.	8,188,198
181,558	Public Service Enterprise Group, Inc.	9,121,474
59,148	Sempra Energy	6,578,441
224,762	Xcel Energy, Inc.	10,222,176

		56,596,884

TOTAL COMMON STOCKS (Cost $573,149,854)		$641,958,725

Shares	Distribution Rate	Value
Investment Company(b) – 0.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
383,101	1.609%	$ 383,101
(Cost $383,101)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $573,532,955)		$642,341,826

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(b) – 0.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,316,250	1.609%	$ 1,316,250
(Cost $1,316,250)

TOTAL INVESTMENTS – 98.7% (Cost $574,849,205)		$643,658,076

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		8,162,713

NET ASSETS – 100.0%		$651,820,789

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

Shares	Description	Value
Underlying Funds (a) – 92.3%
Equity – 24.1%
242,457	Goldman Sachs Absolute Return Tracker Fund	$ 2,315,460
92,949	Goldman Sachs Emerging Markets Equity Insights Fund	1,017,789
35,490	Goldman Sachs Real Estate Securities Fund	525,960

		3,859,209

Fixed Income – 68.2%
392,236	Goldman Sachs Long Short Credit Strategies Fund	3,604,653
162,370	Goldman Sachs Emerging Markets Debt Fund	2,060,481
214,974	Goldman Sachs Strategic Income Fund	2,053,003
121,770	Goldman Sachs Managed Futures Strategy Fund	1,287,112
170,666	Goldman Sachs High Yield Fund	1,085,439
87,568	Goldman Sachs High Yield Floating Rate Fund	846,782

		10,937,470

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) (Cost $14,935,095)		$14,796,679

Exchange Traded Funds – 2.8%
1,074	iShares JP Morgan USD Emerging Markets Bond ETF	$ 121,169
1,134	iShares MSCI Brazil ETF	50,894
18,034	ProShares Short VIX Short-Term Futures ETF (b)	211,719
1,436	SPDR S&P Bank ETF	68,770

TOTAL EXCHANGE TRADED FUNDS (Cost $476,708)		$ 452,552

Shares	Distribution Rate	Value
Investment Company (a) – 2.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
357,239	1.609%	$ 357,239
(Cost $357,239)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $15,769,042)		$15,606,470

Securities Lending Reinvestment Vehicle (a) – 1.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
211,500	1.609%	$ 211,500
(Cost $211,500)

TOTAL INVESTMENTS – 98.6% (Cost $15,980,542)		$15,817,970

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		229,420

NET ASSETS – 100.0%		$16,047,390

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

(b)	All or a portion of security is on loan.

Currency Abbreviations:
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNY	— Chinese Yuan
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
NOK	— Norwegian Krone
PHP	— Philippines peso
RUB	— Russian Ruble
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2018, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.	BRL	240,000	USD	72,520	$72,520	05/03/18	$—
	CAD	100,000	USD	77,551	77,734	06/20/18	183
	CNY	470,000	USD	73,803	74,565	06/20/18	762
	IDR	1,980,000,000	USD	142,487	143,378	06/20/18	891
	INR	5,000,000	USD	75,999	76,153	06/20/18	154
	TRY	10,000	USD	2,448	2,476	06/20/18	28
	USD	72,727	BRL	240,000	72,695	04/03/18	32
	USD	224,488	CHF	210,000	221,149	06/20/18	3,339
	USD	1,587	CNY	10,000	1,587	06/20/18	0
	USD	100,013	EUR	80,000	99,017	06/20/18	996
	USD	142,333	JPY	15,000,000	141,714	06/20/18	619
	USD	76,307	PHP	4,000,000	76,007	06/20/18	300

TOTAL							$7,304

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.	BRL	240,000	USD	73,368	$72,695	04/03/18	$(673)
	HUF	18,000,000	USD	72,147	71,276	06/20/18	(871)
	NOK	950,000	USD	121,540	121,497	06/20/18	(43)
	RUB	8,500,000	USD	148,262	146,980	06/20/18	(1,282)
	TRY	280,000	USD	71,351	69,332	06/20/18	(2,019)
	USD	71,244	IDR	990,000,000	71,689	06/20/18	(445)
	USD	74,973	KRW	80,000,000	75,463	06/20/18	(490)
	USD	176,275	TWD	5,100,000	176,626	06/20/18	(351)
	ZAR	840,000	USD	71,336	70,198	06/20/18	(1,138)

TOTAL							$(7,312)

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At March 31, 2018, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
3 Month Eurodollar	72	06/18/18	$17,586,000	$(25,205)
EURO STOXX 50 Index	12	12/20/19	184,272	5,234
HSCEI	2	04/27/18	153,488	201
MSCI Emerging Markets E-Mini Index	14	06/15/18	831,460	(15,954)
STOXX 600 Banks Index	5	06/15/18	52,233	(2,282)
TOPIX Index	1	06/07/18	160,378	2,209

Total				$(35,797)

Short position contracts:
3 Month Eurodollar	(72)	03/16/20	$(17,496,900)	$62,721
Euro-Buxl	(5)	06/07/18	(1,017,459)	(27,513)
MSCI EAFE E-Mini Index	(3)	06/15/18	(300,090)	4,119
S&P 500 E-Mini Index	(2)	06/15/18	(264,300)	10,121
SPI 200 Index	(1)	06/21/18	(110,138)	4,164
STOXX Europe 600 Equity Index	(3)	06/15/18	(67,257)	742

Total				$54,354

Total Futures Contracts				$18,557

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At March 31, 2018, the Portfolio had the following purchased options contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased options contracts:
Calls
3 Month Eurodollar	Barclays Bank PLC	96.75 USD	06/18/18	9	$2,250,000	$21,375	$22,858	$(1,483)
		97.63 USD	06/18/18	16	4,000,000	4,500	21,618	(17,118)
		97.00 USD	09/17/18	6	1,500,000	9,375	9,764	(389)
		97.38 USD	09/17/18	12	3,000,000	7,950	24,403	(16,453)
		97.25 USD	12/17/18	5	1,250,000	3,656	8,074	(4,418)
		99.00 USD	12/17/18	205	51,250,000	1,281	13,286	(12,005)
		97.13 USD	03/18/19	16	4,000,000	13,800	34,762	(20,962)
		99.00 USD	03/18/19	154	38,500,000	963	13,831	(12,868)
		96.88 USD	06/17/19	16	4,000,000	19,900	39,262	(19,362)
		99.00 USD	06/17/19	86	21,500,000	1,613	8,799	(7,186)
		96.75 USD	09/16/19	17	4,250,000	24,862	46,301	(21,439)
		97.75 USD	09/16/19	7	1,750,000	1,837	4,391	(2,554)
		96.50 USD	12/16/19	8	2,000,000	15,250	19,469	(4,219)
		96.00 USD	03/16/20	3	750,000	9,113	8,707	406

Total purchased options contracts				560		$135,475	$275,525	$(140,050)

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 97.8%
Automobiles & Components – 1.3%
5,574	Cooper-Standard Holdings, Inc.*	$ 684,543
10,845	Tenneco, Inc.	595,065

		1,279,608

Banks – 8.7%
1,379	BankFinancial Corp.	23,415
637	Banner Corp.	35,347
12,466	Beneficial Bancorp, Inc.	193,846
1,439	Blue Hills Bancorp, Inc.	30,003
14,460	Cadence Bancorp	393,746
43,552	Capitol Federal Financial, Inc.	537,867
20,596	Central Pacific Financial Corp.	586,162
22,861	CVB Financial Corp.	517,573
1,027	Dime Community Bancshares, Inc.	18,897
4,753	Federal Agricultural Mortgage Corp. Class C	413,606
18,187	First Busey Corp.	540,518
1,730	First Citizens BancShares, Inc. Class A	714,905
712	First Defiance Financial Corp.	40,812
705	First Financial Corp.	29,328
3,885	First Foundation, Inc.*	72,028
13,334	Hanmi Financial Corp.	410,021
209	Heartland Financial USA, Inc.	11,087
4,078	Hilltop Holdings, Inc.	95,670
3,421	Home Bancorp, Inc.	147,685
16,087	International Bancshares Corp.	625,784
2,820	LegacyTexas Financial Group, Inc.	120,752
1,589	Meta Financial Group, Inc.	173,519
16,421	OFG Bancorp	171,599
4,599	Pacific Premier Bancorp, Inc.*	184,880
6,949	Seacoast Banking Corp. of Florida*	183,940
9,133	TriCo Bancshares	339,930
20,737	TrustCo Bank Corp.	175,228
8,707	UMB Financial Corp.	630,300
5,967	Umpqua Holdings Corp.	127,754
10,635	United Community Banks, Inc.	336,598
9,979	Walker & Dunlop, Inc.	592,952
831	Washington Federal, Inc.	28,753
567	WesBanco, Inc.	23,984

		8,528,489

Capital Goods – 7.7%
1,981	Aircastle Ltd.	39,343
457	Alamo Group, Inc.	50,224
6,240	Argan, Inc.	268,008
709	Barnes Group, Inc.	42,462
3,938	Builders FirstSource, Inc.*	78,130
7,036	Comfort Systems USA, Inc.	290,235
21,669	Continental Building Products, Inc.*	618,650
1,476	Ducommun, Inc.*	44,841
8,831	EMCOR Group, Inc.	688,200
5,174	EnerSys	358,920
8,080	Esterline Technologies Corp.*	591,052
3,223	Granite Construction, Inc.	180,037
14,910	H&E Equipment Services, Inc.	573,886
13,740	Hillenbrand, Inc.	630,666
2,104	Kadant, Inc.	198,828
33,732	KBR, Inc.	546,121
2,576	KLX, Inc.*	183,050
989	Masonite International Corp.*	60,675
14,349	Milacron Holdings Corp.*	288,989
4,149	Miller Industries, Inc.	103,725

Shares	Description	Value
Common Stocks – (continued)
Capital Goods – (continued)
13,287	PGT Innovations, Inc.*	$ 247,802
14,268	Primoris Services Corp.	356,415
3,382	Rexnord Corp.*	100,378
7,117	Rush Enterprises, Inc. Class A*	302,401
6,303	SPX FLOW, Inc.*	310,045
8,033	Titan Machinery, Inc.*	189,257
8,867	TriMas Corp.*	232,759

		7,575,099

Commercial & Professional Services – 7.2%
4,167	ACCO Brands Corp.	52,296
2,195	Barrett Business Services, Inc.	181,922
18,106	Brady Corp. Class A	672,638
13,080	CBIZ, Inc.*	238,710
5,248	CRA International, Inc.	274,418
2,851	Exponent, Inc.	224,231
4,153	FTI Consulting, Inc.*	201,047
3,532	Heidrick & Struggles International, Inc.	110,375
2,832	ICF International, Inc.	165,530
10,146	Insperity, Inc.	705,654
6,584	Kelly Services, Inc. Class A	191,199
26,195	Kimball International, Inc. Class B	446,363
9,191	Korn/Ferry International	474,164
12,937	McGrath RentCorp	694,588
5,174	MSA Safety, Inc.	430,684
5,947	Navigant Consulting, Inc.*	114,420
7,900	On Assignment, Inc.*	646,852
8,331	Quad/Graphics, Inc.	211,191
26,109	RPX Corp.	279,105
11,288	TriNet Group, Inc.*	522,860
5,416	TrueBlue, Inc.*	140,274
3,115	WageWorks, Inc.*	140,798

		7,119,319

Consumer Durables & Apparel – 3.3%
40,896	Callaway Golf Co.	669,058
437	Columbia Sportswear Co.	33,400
20,695	Crocs, Inc.*	336,294
832	Johnson Outdoors, Inc. Class A	51,584
12,232	KB Home	348,000
4,622	Malibu Boats, Inc. Class A*	153,497
12,670	MCBC Holdings, Inc.*	319,284
8,403	MDC Holdings, Inc.	234,612
7,264	Nautilus, Inc.*	97,701
1,137	Superior Uniform Group, Inc.	29,869
38,080	TRI Pointe Group, Inc.*	625,654
6,365	Unifi, Inc.*	230,731
6,231	Vista Outdoor, Inc.*	101,690

		3,231,374

Consumer Services – 4.4%
8,681	Adtalem Global Education, Inc.*	412,782
1,130	American Public Education, Inc.*	48,590
6,634	BJ’s Restaurants, Inc.	297,867
1,949	Boyd Gaming Corp.	62,095
12,883	Brinker International, Inc.(a)	465,076
1,314	Chegg, Inc.*	27,147
10,487	Dave & Buster’s Entertainment, Inc.*	437,727
3,575	Grand Canyon Education, Inc.*	375,089
46,506	Houghton Mifflin Harcourt Co.*	323,217
7,543	International Speedway Corp. Class A	332,646

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Services – (continued)
21,290	K12, Inc.*	$ 301,892
2,203	Scientific Games Corp. Class A*	91,645
7,627	Sotheby’s*	391,341
12,582	Texas Roadhouse, Inc.	726,988
651	Weight Watchers International, Inc.*	41,482

		4,335,584

Diversified Financials – 4.7%
13,701	AG Mortgage Investment Trust, Inc. (REIT)	237,987
23,744	Anworth Mortgage Asset Corp. (REIT)	113,971
23,538	Enova International, Inc.*	519,013
7,190	Evercore, Inc. Class A	626,968
7,432	Green Dot Corp. Class A*	476,837
12,390	Houlihan Lokey, Inc.	552,594
22,443	Investment Technology Group, Inc.	443,025
11,135	Moelis & Co. Class A	566,215
15,203	PennyMac Mortgage Investment Trust (REIT)	274,110
7,319	Piper Jaffray Cos.	607,843
4,472	Westwood Holdings Group, Inc.	252,623

		4,671,186

Energy – 5.1%
7,438	Arch Coal, Inc. Class A	683,404
17,816	Delek US Energy, Inc.	725,111
19,106	Exterran Corp.*	510,130
2,928	GasLog Ltd.	48,166
6,784	Matrix Service Co.*	92,941
27,275	McDermott International, Inc.*	166,105
5,566	Newpark Resources, Inc.*	45,085
12,215	Oil States International, Inc.*	320,033
8,236	Pacific Ethanol, Inc.*	24,708
13,613	Par Pacific Holdings, Inc.*	233,735
18,426	Peabody Energy Corp.	672,549
30,808	Pioneer Energy Services Corp.*	83,182
26,833	ProPetro Holding Corp.*	426,376
5,058	REX American Resources Corp.*	368,222
4,861	Rowan Cos. plc Class A*	56,096
2,555	SEACOR Holdings, Inc.*	130,561
4,934	Stone Energy Corp.*	183,051
26,987	Superior Energy Services, Inc.*	227,500
686	Unit Corp.*	13,555

		5,010,510

Food & Staples Retailing – 0.1%
6,160	Smart & Final Stores, Inc.*	34,188
3,685	Village Super Market, Inc. Class A	97,173

		131,361

Food, Beverage & Tobacco – 1.1%
1,906	Darling Ingredients, Inc.*	32,974
6,740	Dean Foods Co.	58,099
639	Fresh Del Monte Produce, Inc.	28,908
482	John B Sanfilippo & Son, Inc.	27,893
361	Lancaster Colony Corp.	44,454
3,224	National Beverage Corp.	287,000
29,340	Vector Group Ltd.(a)	598,243

		1,077,571

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Services – 4.3%
15,545	Aceto Corp.	$ 118,142
4,427	Allscripts Healthcare Solutions, Inc.*	54,673
4,103	Amedisys, Inc.*	247,575
4,803	Anika Therapeutics, Inc.*	238,805
174	Atrion Corp.	109,846
133	Cantel Medical Corp.	14,818
2,272	CorVel Corp.*	114,850
5,213	HealthStream, Inc.	129,439
267	Inogen, Inc.*	32,798
2,167	LivaNova plc*	191,780
5,694	Magellan Health, Inc.*	609,827
2,795	Masimo Corp.*	245,820
4,615	Medidata Solutions, Inc.*	289,868
8,417	Molina Healthcare, Inc.*	683,292
687	National HealthCare Corp.	40,966
4,803	NuVasive, Inc.*	250,765
4,237	NxStage Medical, Inc.*	105,332
2,919	Orthofix International NV*	171,579
9,111	RadNet, Inc.*	131,198
1,045	Tivity Health, Inc.*	41,434
13,615	Triple-S Management Corp. Class B*	355,896
1,919	Vocera Communications, Inc.*	44,943

		4,223,646

Household & Personal Products – 0.7%
8,774	Central Garden & Pet Co. Class A*	347,538
2,121	Inter Parfums, Inc.	100,005
1,790	Medifast, Inc.	167,276
628	USANA Health Sciences, Inc.*	53,945

		668,764

Insurance – 3.1%
23,790	American Equity Investment Life Holding Co.	698,474
12,371	Argo Group International Holdings Ltd.	710,070
5,564	FBL Financial Group, Inc. Class A	385,863
52,008	Genworth Financial, Inc. Class A*	147,183
6,180	Health Insurance Innovations, Inc. Class A*(a)	178,602
1,066	Horace Mann Educators Corp.	45,571
2,207	James River Group Holdings Ltd.	78,282
9,257	Maiden Holdings Ltd.	60,171
10,605	Stewart Information Services Corp.	465,984
11,064	Trupanion, Inc.*(a)	330,703

		3,100,903

Materials – 6.1%
3,465	Balchem Corp.	283,264
5,983	Boise Cascade Co.	230,944
13,802	Carpenter Technology Corp.	608,944
4,046	Chase Corp.	471,157
2,058	Greif, Inc. Class A	107,530
8,885	Ingevity Corp.*	654,735
10,161	Innophos Holdings, Inc.	408,574
635	Innospec, Inc.	43,561
7,774	Kraton Corp.*	370,897
27,626	Louisiana-Pacific Corp.	794,800
11,238	Materion Corp.	573,700
8,866	Minerals Technologies, Inc.	593,579
2,044	Rayonier Advanced Materials, Inc.	43,885
18,559	Schnitzer Steel Industries, Inc. Class A	600,384

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Materials – (continued)
1,022	Stepan Co.	$ 85,010
1,525	Trinseo SA	112,926

		5,983,890

Media – 0.6%
21,274	Gannett Co., Inc.	212,314
6,318	MSG Networks, Inc. Class A*	142,787
14,209	New Media Investment Group, Inc.	243,542
2,404	tronc, Inc.*	39,474

		638,117

Pharmaceuticals, Biotechnology & Life Sciences – 9.3%
5,672	Acceleron Pharma, Inc.*	221,775
28,784	Akebia Therapeutics, Inc.*	274,312
19,112	Array BioPharma, Inc.*	311,908
1,958	Bluebird Bio, Inc.*	334,329
3,715	Calithera Biosciences, Inc.*	23,404
7,671	Catalyst Pharmaceuticals, Inc.*	18,334
5,984	ChemoCentryx, Inc.*	81,382
3,036	Concert Pharmaceuticals, Inc.*	69,524
17,273	CytomX Therapeutics, Inc.*	491,417
3,778	Editas Medicine, Inc.*	125,241
3,807	Enanta Pharmaceuticals, Inc.*	308,024
8,545	FibroGen, Inc.*	394,779
16,651	Genomic Health, Inc.*	521,010
3,828	Global Blood Therapeutics, Inc.*	184,892
32,893	Halozyme Therapeutics, Inc.*	644,374
23,160	Innoviva, Inc.*	386,077
1,963	Intersect ENT, Inc.*	77,146
1,462	Ironwood Pharmaceuticals, Inc.*	22,559
2,369	Karyopharm Therapeutics, Inc.*	31,792
1,340	Ligand Pharmaceuticals, Inc.*	221,314
557	Loxo Oncology, Inc.*	64,261
1,655	MacroGenics, Inc.*	41,640
4,372	Myriad Genetics, Inc.*	129,193
5,385	Nektar Therapeutics*	572,210
87,665	PDL BioPharma, Inc.*	257,735
15,607	Phibro Animal Health Corp. Class A	619,598
38,611	Pieris Pharmaceuticals, Inc.*	263,327
9,854	PTC Therapeutics, Inc.*	266,649
729	Puma Biotechnology, Inc.*	49,608
843	REGENXBIO, Inc.*	25,164
14,815	Retrophin, Inc.*	331,263
3,463	Sage Therapeutics, Inc.*	557,785
14,989	Sangamo Therapeutics, Inc.*	284,791
1,186	Sarepta Therapeutics, Inc.*	87,871
14,922	Spectrum Pharmaceuticals, Inc.*	240,095
9,877	Supernus Pharmaceuticals, Inc.*	452,367
4,485	Xencor, Inc.*	134,460

		9,121,610

Real Estate – 5.8%
3,159	Alexander & Baldwin, Inc. (REIT)	73,068
1,244	Chatham Lodging Trust (REIT)	23,823
58,047	DiamondRock Hospitality Co. (REIT)	606,011
858	EastGroup Properties, Inc. (REIT)	70,922
7,480	HFF, Inc. Class A	371,756
20,508	iStar, Inc. (REIT)*	208,566
33,597	Mack-Cali Realty Corp. (REIT)	561,406
5,374	PS Business Parks, Inc. (REIT)	607,477
19,822	Rexford Industrial Realty, Inc. (REIT)	570,675

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
9,264	Ryman Hospitality Properties, Inc. (REIT)	$ 717,497
6,510	St Joe Co. (The)*	122,713
3,535	Summit Hotel Properties, Inc. (REIT)	48,111
44,066	Sunstone Hotel Investors, Inc. (REIT)	670,685
5,090	Terreno Realty Corp. (REIT)	175,656
20,925	Tier REIT, Inc. (REIT)	386,694
24,075	Xenia Hotels & Resorts, Inc. (REIT)	474,759

		5,689,819

Retailing – 3.7%
18,272	Abercrombie & Fitch Co. Class A	442,365
39,401	American Eagle Outfitters, Inc.	785,262
1,297	America’s Car-Mart, Inc.*	65,434
9,893	Asbury Automotive Group, Inc.*	667,777
1,920	Chico’s FAS, Inc.	17,357
37,168	Express, Inc.*	266,123
13,640	Finish Line, Inc. (The) Class A(a)	184,686
1,784	Five Below, Inc.*	130,839
11,649	Groupon, Inc.*	50,557
4,734	Hibbett Sports, Inc.*	113,379
15,575	Liberty TripAdvisor Holdings, Inc. Class A*	167,431
3,993	Nutrisystem, Inc.	107,611
463	Shoe Carnival, Inc.	11,019
4,296	Sleep Number Corp.*	151,004
9,252	Tailored Brands, Inc.	231,855
9,702	Zumiez, Inc.*	231,878

		3,624,577

Semiconductors & Semiconductor Equipment – 3.0%
9,995	Amkor Technology, Inc.*	101,249
3,468	Axcelis Technologies, Inc.*	85,313
7,143	Cabot Microelectronics Corp.(b)	765,087
412	Cirrus Logic, Inc.*	16,739
16,420	Diodes, Inc.*	500,153
19,787	Entegris, Inc.	688,588
9,764	FormFactor, Inc.*	133,279
642	MKS Instruments, Inc.	74,247
14,880	Photronics, Inc.*	122,760
9,125	Rambus, Inc.*	122,549
4,323	Silicon Laboratories, Inc.*	388,638

		2,998,602

Software & Services – 8.9%
7,478	Appfolio, Inc. Class A*	305,476
13,239	Apptio, Inc. Class A*	375,193
1,829	Blackbaud, Inc.	186,211
8,105	Bottomline Technologies de, Inc.*	314,069
5,153	Convergys Corp.	116,561
8,493	Cornerstone OnDemand, Inc.*	332,161
6,501	Envestnet, Inc.*	372,507
5,810	EPAM Systems, Inc.*	665,361
15,135	Etsy, Inc.*	424,688
15,547	EVERTEC, Inc.	254,193
4,521	Fair Isaac Corp.*	765,722
7,857	Five9, Inc.*	234,060
1,096	GrubHub, Inc.*	111,211
5,565	Hortonworks, Inc.*	113,359
2,062	HubSpot, Inc.*	223,315
10,499	Imperva, Inc.*	454,607
3,167	MicroStrategy, Inc. Class A*	408,511

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
10,101	New Relic, Inc.*	$ 748,686
3,219	Nutanix, Inc. Class A*	158,085
1,849	Paylocity Holding Corp.*	94,724
5,568	Perficient, Inc.*	127,619
1,281	Proofpoint, Inc.*	145,586
7,615	Q2 Holdings, Inc.*	346,863
6,744	RingCentral, Inc. Class A*	428,244
2,863	Syntel, Inc.*	73,092
8,814	Travelport Worldwide Ltd.	144,021
2,768	Varonis Systems, Inc.*	167,464
834	Virtusa Corp.*	40,416
5,580	Web.com Group, Inc.*	100,998
4,409	Yelp, Inc.*	184,076
7,342	Zendesk, Inc.*	351,462

		8,768,541

Technology Hardware & Equipment – 3.5%
13,144	AVX Corp.	217,533
14,771	Benchmark Electronics, Inc.	440,914
9,379	CalAmp Corp.*	214,592
9,629	Comtech Telecommunications Corp.	287,811
23,550	Electro Scientific Industries, Inc.*	455,222
3,338	Fabrinet*	104,746
17,149	Kimball Electronics, Inc.*	276,956
17,045	NetScout Systems, Inc.*	449,136
895	Plantronics, Inc.	54,031
19,877	Pure Storage, Inc. Class A*	396,546
2,199	Rogers Corp.*	262,869
2,244	VeriFone Systems, Inc.*	34,513
13,084	Vishay Intertechnology, Inc.	243,362

		3,438,231

Telecommunication Services – 1.3%
6,636	Boingo Wireless, Inc.*	164,374
13,443	Cogent Communications Holdings, Inc.	583,426
1,486	Spok Holdings, Inc.	22,216
45,536	Vonage Holdings Corp.*	484,958

		1,254,974

Transportation – 2.4%
2,401	ArcBest Corp.	76,952
11,157	Avis Budget Group, Inc.*(a)	522,594
11,529	Echo Global Logistics, Inc.*	318,201
26,900	Marten Transport Ltd.	613,320
2,423	SkyWest, Inc.	131,811
18,070	Werner Enterprises, Inc.	659,555

		2,322,433

Utilities – 1.5%
2,176	Black Hills Corp.	118,157
3,697	ONE Gas, Inc.	244,076
15,617	Portland General Electric Co.	632,645
2,491	Southwest Gas Holdings, Inc.*	168,466
5,960	Unitil Corp.	276,603

		1,439,947

TOTAL COMMON STOCKS (Cost $84,487,226)		$96,234,155

Units	Description	Expiration Month	Value
Right*(c) – 0.0%
Pharmaceuticals, Biotechnology & Life Sciences – 0.0%
1,561	Dyax Corp., CVR*		$ 4,683
(Cost $0)

Shares	Distribution Rate	Value
Investment Company(d) – 0.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
606,050	1.609%	$ 606,050
(Cost $606,050)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $85,093,276)		$96,844,888

Securities Lending Reinvestment Vehicle(d) – 2.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,117,975	1.609%	$ 2,117,975
(Cost $2,117,975)

TOTAL INVESTMENTS – 100.6% (Cost $87,211,251)		$98,962,863

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(547,329)

NET ASSETS – 100.0%		$98,415,534

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
CVR	— Contingent Value Rights
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	8	06/15/18	$612,480	$(28,034)

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 99.4%
Automobiles & Components – 1.6%
33,258	Aptiv plc	$ 2,825,932
23,284	Delphi Technologies plc	1,109,483
6,962	Tesla, Inc.*(a)	1,852,797

		5,788,212

Banks – 1.7%
42,502	First Republic Bank	3,936,110
33,433	SunTrust Banks, Inc.	2,274,782

		6,210,892

Capital Goods – 10.2%
20,857	Boeing Co. (The)	6,838,593
35,159	Fortive Corp.	2,725,526
12,665	General Dynamics Corp.	2,797,698
42,910	Honeywell International, Inc.	6,200,924
28,373	Middleby Corp. (The)*	3,512,294
14,772	Northrop Grumman Corp.	5,157,201
16,468	Roper Technologies, Inc.	4,622,403
35,072	Sensata Technologies Holding plc*	1,817,782
47,737	Xylem, Inc.	3,671,930

		37,344,351

Consumer Durables & Apparel – 2.8%
106,414	NIKE, Inc. Class B	7,070,146
20,827	PVH Corp.	3,153,833

		10,223,979

Consumer Services – 3.3%
46,948	Dunkin’ Brands Group, Inc.	2,802,326
37,120	Las Vegas Sands Corp.	2,668,928
41,478	McDonald’s Corp.	6,486,330

		11,957,584

Diversified Financials – 2.1%
44,081	Intercontinental Exchange, Inc.	3,196,754
44,607	Northern Trust Corp.	4,600,320

		7,797,074

Energy – 1.8%
27,057	Diamondback Energy, Inc.*	3,423,252
31,343	EOG Resources, Inc.	3,299,477

		6,722,729

Food, Beverage & Tobacco – 4.4%
110,041	Coca-Cola Co. (The)	4,779,080
45,251	Kraft Heinz Co. (The)	2,818,685
79,737	Monster Beverage Corp.*	4,561,754
40,278	Philip Morris International, Inc.	4,003,633

		16,163,152

Health Care Equipment & Services – 5.5%
141,164	Boston Scientific Corp.*	3,856,600
52,067	Danaher Corp.	5,097,880
26,853	Edwards Lifesciences Corp.*	3,746,531
7,138	Humana, Inc.	1,918,909
9,339	Intuitive Surgical, Inc.*	3,855,419
8,103	UnitedHealth Group, Inc.	1,734,042

		20,209,381

Shares	Description	Value
Common Stocks – (continued)
Household & Personal Products – 2.1%
54,786	Colgate-Palmolive Co.	$ 3,927,061
25,595	Estee Lauder Cos., Inc. (The) Class A	3,832,083

		7,759,144

Materials – 3.3%
49,404	DowDuPont, Inc.	3,147,529
27,818	Ecolab, Inc.	3,813,013
10,121	Sherwin-Williams Co. (The)	3,968,646
57,944	Valvoline, Inc.	1,282,301

		12,211,489

Media – 2.1%
227,109	Comcast Corp. Class A	7,760,315

Pharmaceuticals, Biotechnology & Life Sciences – 9.1%
18,253	Agilent Technologies, Inc.	1,221,126
32,205	Alkermes plc*	1,866,602
78,100	Eli Lilly & Co.	6,042,597
17,083	Illumina, Inc.*	4,038,763
39,956	Incyte Corp.*	3,329,533
8,892	Regeneron Pharmaceuticals, Inc.*	3,062,049
28,956	Shire plc ADR	4,325,737
28,344	Vertex Pharmaceuticals, Inc.*	4,619,505
54,845	Zoetis, Inc.	4,580,106

		33,086,018

Real Estate Investment Trusts – 2.7%
34,311	American Tower Corp.	4,986,761
11,262	Equinix, Inc.	4,709,092

		9,695,853

Retailing – 8.1%
11,203	Amazon.com, Inc.*	16,214,550
2,458	Booking Holdings, Inc.*	5,113,599
17,170	Netflix, Inc.*	5,071,159
41,537	Ross Stores, Inc.	3,239,055

		29,638,363

Semiconductors & Semiconductor Equipment – 4.0%
79,504	Analog Devices, Inc.	7,245,200
60,491	Applied Materials, Inc.	3,363,904
17,258	NVIDIA Corp.	3,996,780

		14,605,884

Software & Services – 24.6%
17,229	Adobe Systems, Inc.*	3,722,842
9,175	Alphabet, Inc. Class A*	9,515,760
8,279	Alphabet, Inc. Class C*	8,542,189
16,760	Autodesk, Inc.*	2,104,721
33,609	Electronic Arts, Inc.*	4,074,755
79,825	Facebook, Inc. Class A*	12,755,237
34,810	Fiserv, Inc.*	2,482,301
31,766	Global Payments, Inc.	3,542,544
25,946	Intuit, Inc.	4,497,739
60,578	Mastercard, Inc. Class A	10,610,843
235,789	Microsoft Corp.	21,520,462
57,887	salesforce.com, Inc.*	6,732,258

		90,101,651

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware & Equipment – 7.7%
31,299	Amphenol Corp. Class A	$ 2,695,783
122,794	Apple, Inc.	20,602,377
111,620	Cisco Systems, Inc.	4,787,382

		28,085,542

Transportation – 2.3%
81,200	CSX Corp.	4,523,652
16,234	FedEx Corp.	3,897,946

		8,421,598

TOTAL COMMON STOCKS (Cost $224,125,449)		$363,783,211

Shares	Distribution Rate	Value
Investment Company(b) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,395	1.609%	$ 1,395
(Cost $1,395)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $224,126,844)		$363,784,606

Securities Lending Reinvestment Vehicle(b) – 0.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,812,596	1.609%	$ 1,812,596
(Cost $1,812,596)

TOTAL INVESTMENTS – 99.9% (Cost $225,939,440)		$365,597,202

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		418,917

NET ASSETS – 100.0%		$366,016,119

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stock – 0.4%
Energy – 0.4%
5,866	Blue Ridge Mountain Resources, Inc.*	$ 49,128
(Cost $58,500)

Principal Amount	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations – 2.6%
Adjustable Rate Non-Agency(a)(b) – 2.2%
Alternative Loan Trust Series 2005-51, Class 2A1
$39,164	2.122%	11/20/2035	$ 37,077
Alternative Loan Trust Series 2006-OA6, Class 1A2
255,785	2.081	07/25/2046	243,260

			280,337

Regular Floater(b) – 0.4%
Alternative Loan Trust Series 2005-36, Class 2A1A
54,245	2.181	08/25/2035	47,597

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $290,214)			$ 327,934

Asset-Backed Securities(a)(b) – 1.1%
Home Equity – 1.1%
Lehman XS Trust Series 2007-3, Class 1BA2
$32,791	2.711%	03/25/2037	$ 29,802
Morgan Stanley Mortgage Loan Trust Series 2006-16AX, Class 1A
134,469	2.041	11/25/2036	51,342
Saxon Asset Securities Trust Series 2007-2, Class A2C
73,193	2.112	05/25/2047	61,808

TOTAL ASSET-BACKED SECURITIES (Cost $145,019)			$ 142,952

Shares	Distribution Rate	Value
Investment Company(c) – 92.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
12,000,173	1.609%	$12,000,173
(Cost $12,493,906)

TOTAL INVESTMENTS – 96.9% (Cost $12,500,157)		$12,520,187

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.1%		400,508

NET ASSETS – 100.0%		$12,920,695

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2018.

(b)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(c)	Represents an Affiliated Issuer.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investment Abbreviations:
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
REMIC	— Real Estate Mortgage Investment Conduit

Currency Abbreviations:
ARS	— Argentina peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
EUR	— Euro
HKD	— Hong Kong Dollar
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
PEN	— Peru nuevo sol
THB	— Thailand Baht
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.	ARS	457,496	USD	22,626	$22,712	04/04/18	$86
	ARS	4,737,025	USD	232,561	234,551	04/09/18	1,990
	ARS	1,043,816	USD	51,281	51,603	04/12/18	322
	ARS	1,344,132	USD	65,776	66,310	04/16/18	534
	ARS	1,470,935	USD	70,447	72,413	04/20/18	1,966
	ARS	1,434,162	USD	69,808	70,157	05/02/18	349
	ARS	1,620,667	USD	77,879	79,071	05/07/18	1,192
	ARS	764,223	USD	36,715	37,207	05/11/18	492
	BRL	276,207	USD	83,527	83,662	04/03/18	135
	CAD	31,603	USD	24,533	24,567	06/20/18	34
	COP	214,993,103	USD	75,370	76,928	04/20/18	1,558
	IDR	64,326,037	USD	4,670	4,685	04/11/18	15
	INR	899,319	USD	13,786	13,801	04/06/18	15
	INR	13,804,354	USD	211,431	212,000	04/13/18	569
	KRW	50,754,171	USD	46,994	47,664	04/05/18	670
	KRW	278,504,257	USD	258,958	262,209	04/12/18	3,251
	PEN	61,192	USD	18,711	18,967	04/05/18	256
	THB	2,443,062	USD	77,946	78,150	04/12/18	204
	THB	939,591	USD	30,042	30,060	04/16/18	18
	TWD	10,074,488	USD	345,076	346,487	04/17/18	1,411
	TWD	10,395,391	USD	356,480	357,952	04/27/18	1,472
	TWD	5,121,394	USD	175,872	176,610	05/10/18	738
	USD	361,588	BRL	1,163,514	352,425	04/03/18	9,163
	USD	20,044	BRL	65,299	19,731	05/03/18	313
	USD	108,185	CLP	64,144,849	106,228	04/20/18	1,957
	USD	15,256	EUR	12,290	15,196	06/08/18	60
	USD	197,000	HKD	1,526,258	194,732	05/11/18	2,268
	USD	239,000	HKD	1,853,804	237,304	09/19/18	1,696
	USD	305,458	IDR	4,131,241,054	300,894	04/11/18	4,564
	USD	37,746	INR	2,417,996	37,095	04/05/18	651
	USD	262,272	INR	17,068,159	261,660	04/27/18	612
	USD	450,725	TWD	13,047,140	449,261	04/27/18	1,464
	USD	209,370	ZAR	2,489,301	208,946	05/18/18	424

TOTAL							$40,449

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.	ARS	3,781,872	USD	194,642	$187,746	04/04/18	$(6,896)
	BRL	1,065,998	USD	331,104	322,887	04/03/18	(8,217)
	CLP	64,144,849	USD	106,646	106,227	04/20/18	(419)
	HKD	1,526,258	USD	195,286	194,732	05/11/18	(554)
	HKD	1,853,803	USD	237,827	237,304	09/19/18	(523)
	IDR	4,066,915,018	USD	301,158	296,210	04/11/18	(4,948)
	IDR	6,494,309,070	USD	482,058	472,824	04/16/18	(9,234)
	INR	5,322,187	USD	82,669	81,649	04/05/18	(1,020)
	INR	36,376,455	USD	566,545	557,662	04/27/18	(8,883)
	PEN	476,564	USD	148,107	147,713	04/05/18	(394)
	TWD	7,492,350	USD	258,714	257,681	04/17/18	(1,033)
	TWD	2,651,749	USD	91,629	91,309	04/27/18	(320)
	USD	206,970	ARS	4,239,368	210,458	04/04/18	(3,488)
	USD	229,886	ARS	4,737,026	234,551	04/09/18	(4,665)
	USD	50,577	ARS	1,043,816	51,602	04/12/18	(1,025)
	USD	65,053	ARS	1,344,132	66,310	04/16/18	(1,257)
	USD	70,950	ARS	1,470,935	72,413	04/20/18	(1,463)
	USD	68,874	ARS	1,434,162	70,157	05/02/18	(1,283)

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc. (continued)	USD	77,536	ARS	1,620,667	$79,070	05/07/18	$(1,534)
	USD	36,445	ARS	764,222	37,206	05/11/18	(761)
	USD	54,075	BRL	178,691	54,125	04/03/18	(50)
	USD	24,406	CAD	31,603	24,567	06/20/18	(161)
	USD	75,076	COP	214,993,103	76,928	04/20/18	(1,852)
	USD	471,366	IDR	6,494,309,071	472,825	04/16/18	(1,459)
	USD	44,395	INR	2,904,191	44,554	04/05/18	(159)
	USD	13,725	INR	899,319	13,801	04/06/18	(76)
	USD	211,429	INR	13,804,354	212,001	04/13/18	(572)
	USD	295,319	INR	19,308,296	296,002	04/27/18	(683)
	USD	46,991	KRW	50,754,171	47,664	04/05/18	(673)
	USD	256,887	KRW	278,504,257	262,208	04/12/18	(5,321)
	USD	31,601	MXN	584,000	32,040	04/20/18	(439)
	USD	165,387	PEN	537,757	166,679	04/05/18	(1,292)
	USD	77,962	THB	2,443,063	78,151	04/12/18	(189)
	USD	30,012	THB	939,591	30,060	04/16/18	(48)
	USD	599,475	TWD	17,566,837	604,167	04/17/18	(4,692)
	USD	176,296	TWD	5,121,394	176,610	05/10/18	(314)
	ZAR	2,489,301	USD	209,393	208,945	05/18/18	(448)

TOTAL							$(76,345)

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 96.2%
Australia – 2.2%
72,509	Australia & New Zealand Banking Group Ltd. (Banks)	$ 1,509,156
40,936	BHP Billiton plc (Materials)	809,027

		2,318,183

Belgium – 2.4%
23,257	Anheuser-Busch InBev SA/NV (Food, Beverage & Tobacco)	2,557,032

China – 1.0%
305,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	1,052,579

Denmark – 3.4%
51,822	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	2,548,910
18,849	Novozymes A/S Class B (Materials)	981,284

		3,530,194

Finland – 1.2%
229,785	Nokia OYJ (Technology Hardware & Equipment)	1,268,900

France – 11.6%
14,342	Air Liquide SA (Materials)	1,760,017
19,976	BNP Paribas SA (Banks)	1,481,434
4,771	Iliad SA (Telecommunication Services)	987,713
47,201	Klepierre SA (REIT)	1,902,541
25,527	Publicis Groupe SA (Media)	1,777,491
34,078	Rexel SA (Capital Goods)	577,273
16,867	Safran SA (Capital Goods)	1,790,089
19,210	Vinci SA (Capital Goods)	1,892,091

		12,168,649

Germany – 7.2%
23,168	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	2,611,816
14,588	Beiersdorf AG (Household & Personal Products)	1,653,223
28,701	GEA Group AG (Capital Goods)	1,220,560
7,580	HeidelbergCement AG (Materials)	744,674
12,357	SAP SE (Software & Services)	1,297,261

		7,527,534

Hong Kong – 0.9%
823,500	HKBN Ltd. (Telecommunication Services)	972,973

Ireland – 3.9%
162,094	Bank of Ireland Group plc (Banks)	1,414,867
25,751	Kerry Group plc Class A (Food, Beverage & Tobacco)	2,610,870

		4,025,737

Shares	Description	Value
Common Stocks – (continued)
Italy – 9.2%
207,261	Davide Campari-Milano SpA (Food, Beverage & Tobacco)	$ 1,569,137
235,462	Enav SpA (Transportation)(a)	1,256,957
375,983	Enel SpA (Utilities)	2,300,720
45,067	Moncler SpA (Consumer Durables & Apparel)	1,715,170
1,438,873	Telecom Italia SpA (Telecommunication Services)*	1,366,201
65,747	UniCredit SpA (Banks)*	1,374,187

		9,582,372

Japan – 17.1%
9,500	Dentsu, Inc. (Media)	419,832
10,700	East Japan Railway Co. (Transportation)	1,000,384
13,100	Hoshizaki Corp. (Capital Goods)	1,167,879
41,600	Hoya Corp. (Health Care Equipment & Services)	2,101,325
36,000	Kao Corp. (Household & Personal Products)	2,702,646
39,400	KDDI Corp. (Telecommunication Services)	1,014,725
82,100	Mitsubishi Estate Co. Ltd. (Real Estate)	1,375,293
15,500	Nidec Corp. (Capital Goods)	2,385,586
4,400	Nintendo Co. Ltd. (Software & Services)	1,954,803
80,000	ORIX Corp. (Diversified Financials)	1,433,678
32,200	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,366,062
18,200	Suzuki Motor Corp. (Automobiles & Components)	988,139

		17,910,352

Netherlands – 7.1%
25,749	Aalberts Industries NV (Capital Goods)	1,312,180
61,092	ING Groep NV (Banks)	1,030,940
161,724	Royal Dutch Shell plc Class A (Energy)	5,116,709

		7,459,829

Singapore – 1.8%
86,885	DBS Group Holdings Ltd. (Banks)	1,835,215

Spain – 1.4%
147,063	EDP Renovaveis SA (Utilities)	1,440,391

Switzerland – 8.6%
100,709	Credit Suisse Group AG (Registered) (Diversified Financials)*	1,691,410
24,714	Ferguson plc (Capital Goods)	1,858,736
36,051	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	2,915,836
143,921	UBS Group AG (Registered) (Diversified Financials)*	2,535,734

		9,001,716

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – 15.5%
172,079	Aviva plc (Insurance)	$ 1,200,955
31,689	British American Tobacco plc (Food, Beverage & Tobacco)	1,831,842
82,585	BTG plc (Pharmaceuticals, Biotechnology & Life Sciences)*	784,053
84,942	Compass Group plc (Consumer Services)	1,734,427
23,392	InterContinental Hotels Group plc (Consumer Services)	1,401,475
268,912	Melrose Industries plc (Capital Goods)(b)	871,302
243,889	Merlin Entertainments plc (Consumer Services)(a)	1,185,926
107,967	Pennon Group plc (Utilities)	976,090
17,208	Reckitt Benckiser Group plc (Household & Personal Products)	1,452,489
296,548	Rentokil Initial plc (Commercial & Professional Services)	1,130,146
21,754	Rio Tinto plc (Materials)	1,103,886
110,448	UBM plc (Media)	1,453,917
167,306	Virgin Money Holdings UK plc (Banks)	618,307
188,428	Vodafone Group plc (Telecommunication Services)	515,545

		16,260,360

United States – 1.7%
35,751	Shire plc (Pharmaceuticals, Biotechnology & Life Sciences)	1,779,321

TOTAL COMMON STOCKS (Cost $88,737,222)		$100,691,337

Shares	Distribution Rate	Value
Investment Company(c) – 1.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,903,181	1.609%	$ 1,903,181
(Cost $1,903,181)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $90,640,403)		$102,594,518

Securities Lending Reinvestment Vehicle(c) – 0.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
868,360	1.609%	$ 868,360
(Cost $868,360)

TOTAL INVESTMENTS – 98.8% (Cost $91,508,763)		$103,462,878

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		1,305,145

NET ASSETS – 100.0%		$104,768,023

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,442,883, which represents approximately 2.3% of net assets as of March 31, 2018. The liquidity determination is unaudited.

(b)	All or a portion of security is on loan.

(c)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 99.2%
Automobiles & Components – 1.6%
110,488	General Motors Co.	$ 4,015,134
10,586	Gentex Corp.	243,690
5,859	Lear Corp.	1,090,301

		5,349,125

Banks – 4.3%
31,413	Bank of America Corp.	942,076
84,235	Citizens Financial Group, Inc.	3,536,185
37,139	Comerica, Inc.	3,562,744
20,365	JPMorgan Chase & Co.	2,239,539
53,272	Regions Financial Corp.	989,794
5,523	SunTrust Banks, Inc.	375,785
6,969	SVB Financial Group*	1,672,630
15,308	Synovus Financial Corp.	764,482
2,559	Wells Fargo & Co.	134,117

		14,217,352

Capital Goods – 7.5%
47,240	AMETEK, Inc.	3,588,823
18,301	Boeing Co. (The)	6,000,532
18,825	Caterpillar, Inc.	2,774,428
10,755	General Dynamics Corp.	2,375,779
39,861	Ingersoll-Rand plc	3,408,514
74,695	Masco Corp.	3,020,666
9,968	Raytheon Co.	2,151,294
3,139	Roper Technologies, Inc.	881,086
12,049	Toro Co. (The)	752,460

		24,953,582

Commercial & Professional Services – 0.4%
23,971	KAR Auction Services, Inc.	1,299,228
1,214	ManpowerGroup, Inc.	139,732

		1,438,960

Consumer Durables & Apparel – 0.6%
13,689	Whirlpool Corp.	2,095,923

Consumer Services – 4.1%
10,969	Hilton Worldwide Holdings, Inc.	863,919
34,574	Las Vegas Sands Corp.	2,485,871
22,891	Marriott International, Inc. Class A	3,112,718
10,083	Vail Resorts, Inc.	2,235,401
12,408	Wyndham Worldwide Corp.	1,419,847
39,908	Yum Brands, Inc.	3,397,368

		13,515,124

Diversified Financials – 6.1%
122,357	Ally Financial, Inc.	3,321,993
2,747	Ameriprise Financial, Inc.	406,391
11,593	Berkshire Hathaway, Inc. Class B*	2,312,572
37,750	BGC Partners, Inc. Class A	507,737
3,292	Capital One Financial Corp.	315,439
24,836	Intercontinental Exchange, Inc.	1,801,107
60,555	Leucadia National Corp.	1,376,415
21,366	S&P Global, Inc.	4,082,188
37,726	State Street Corp.	3,762,414
68,749	Synchrony Financial	2,305,154

		20,191,410

Energy – 7.5%
8,625	Andeavor	867,330

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
1,103	Chevron Corp.	$ 125,786
75,799	CNX Resources Corp.*	1,169,579
73,976	ConocoPhillips	4,386,037
17,379	Exxon Mobil Corp.	1,296,647
53,098	Halliburton Co.	2,492,420
37,314	HollyFrontier Corp.	1,823,162
53,640	Marathon Petroleum Corp.	3,921,620
41,709	Phillips 66	4,000,727
12,306	Schlumberger Ltd.	797,183
42,166	Valero Energy Corp.	3,911,740

		24,792,231

Food & Staples Retailing – 1.5%
62,090	Walgreens Boots Alliance, Inc.	4,065,032
9,742	Walmart, Inc.	866,746

		4,931,778

Food, Beverage & Tobacco – 2.5%
98,096	Conagra Brands, Inc.	3,617,780
32,939	General Mills, Inc.	1,484,231
6,931	Hershey Co. (The)	685,892
32,414	Molson Coors Brewing Co. Class B	2,441,747

		8,229,650

Health Care Equipment & Services – 5.8%
144,330	Boston Scientific Corp.*	3,943,096
7,009	Cerner Corp.*	406,522
8,007	Cigna Corp.	1,343,094
27,737	Danaher Corp.	2,715,730
2,368	Edwards Lifesciences Corp.*	330,383
12,874	Humana, Inc.	3,460,917
62,314	Medtronic plc	4,998,829
1,080	Varian Medical Systems, Inc.*	132,462
8,475	WellCare Health Plans, Inc.*	1,641,014
1,675	West Pharmaceutical Services, Inc.	147,886

		19,119,933

Household & Personal Products – 0.6%
14,319	Estee Lauder Cos., Inc. (The) Class A	2,143,841

Insurance – 3.7%
40,489	Allstate Corp. (The)	3,838,357
16,733	Arch Capital Group Ltd.*	1,432,177
23,686	Assured Guaranty Ltd.	857,433
64,254	Progressive Corp. (The)	3,914,996
4,223	Prudential Financial, Inc.	437,292
5,203	Reinsurance Group of America, Inc.	801,262
5,982	Torchmark Corp.	503,505
526	White Mountains Insurance Group Ltd.	432,646

		12,217,668

Materials – 1.8%
4,316	Berry Global Group, Inc.*	236,560
88,875	Freeport-McMoRan, Inc.*	1,561,534
80,329	Graphic Packaging Holding Co.	1,233,050
13,338	Huntsman Corp.	390,136
2,276	International Paper Co.	121,607
6,310	Owens-Illinois, Inc.*	136,674
13,862	Steel Dynamics, Inc.	612,978

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Materials – (continued)
29,022	WestRock Co.	$ 1,862,342

		6,154,881

Media – 3.7%
3,511	CBS Corp. (Non-Voting) Class B	180,430
132,115	Comcast Corp. Class A	4,514,370
131,484	Interpublic Group of Cos., Inc. (The)	3,028,076
75,024	News Corp. Class A	1,185,379
34,753	Time Warner, Inc.	3,286,939

		12,195,194

Pharmaceuticals, Biotechnology & Life Sciences – 10.4%
41,949	AbbVie, Inc.	3,970,473
4,027	Alexion Pharmaceuticals, Inc.*	448,850
14,490	Biogen, Inc.*	3,967,652
75,831	Bristol-Myers Squibb Co.	4,796,311
50,000	Celgene Corp.*	4,460,500
3,934	Exelixis, Inc.*	87,138
5,313	Jazz Pharmaceuticals plc*	802,210
13,067	Johnson & Johnson	1,674,536
102,553	Merck & Co., Inc.	5,586,062
3,402	Mettler-Toledo International, Inc.*	1,956,252
1,295	Regeneron Pharmaceuticals, Inc.*	445,946
14,182	Vertex Pharmaceuticals, Inc.*	2,311,382
47,336	Zoetis, Inc.	3,953,029

		34,460,341

Real Estate – 5.8%
47,279	American Homes 4 Rent Class A (REIT)	949,362
30,206	American Tower Corp. (REIT)	4,390,140
7,406	Brandywine Realty Trust (REIT)	117,607
44,574	CBRE Group, Inc. Class A*	2,104,784
7,322	Equinix, Inc. (REIT)	3,061,621
27,024	Forest City Realty Trust, Inc. Class A (REIT)	547,506
5,663	Gaming and Leisure Properties, Inc. (REIT)	189,541
192,962	Host Hotels & Resorts, Inc. (REIT)	3,596,812
32,503	Piedmont Office Realty Trust, Inc. Class A (REIT)	571,728
11,894	Realogy Holdings Corp.(a)	324,468
19,254	SBA Communications Corp. (REIT)*	3,290,894

		19,144,463

Retailing – 5.1%
5,802	Amazon.com, Inc.*	8,397,467
51,919	Best Buy Co., Inc.	3,633,811
861	Booking Holdings, Inc.*	1,791,216
1,736	Expedia Group, Inc.	191,672
6,117	Netflix, Inc.*	1,806,656
6,155	Nordstrom, Inc.	297,963
8,718	Ross Stores, Inc.	679,829
5,453	Urban Outfitters, Inc.*	201,543

		17,000,157

Semiconductors & Semiconductor Equipment – 2.1%
46,733	Applied Materials, Inc.	2,598,822
5,380	Intel Corp.	280,190
3,501	KLA-Tencor Corp.	381,644
5,211	Maxim Integrated Products, Inc.	313,807
57,682	Micron Technology, Inc.*	3,007,540
3,285	Teradyne, Inc.	150,157

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
1,811	Texas Instruments, Inc.	$ 188,145

		6,920,305

Software & Services – 14.1%
18,906	Adobe Systems, Inc.*	4,085,208
4,685	Alphabet, Inc. Class A*	4,859,001
4,585	Alphabet, Inc. Class C*	4,730,757
38,112	Citrix Systems, Inc.*	3,536,794
457	CoStar Group, Inc.*	165,745
24,213	eBay, Inc.*	974,331
36,887	Facebook, Inc. Class A*	5,894,174
2,196	Fortinet, Inc.*	117,662
34,426	International Business Machines Corp.	5,281,981
78,060	Microsoft Corp.	7,124,536
17,533	salesforce.com, Inc.*	2,039,088
13,539	Splunk, Inc.*	1,332,102
54,446	Visa, Inc. Class A	6,512,830

		46,654,209

Technology Hardware & Equipment – 6.2%
56,787	Apple, Inc.	9,527,723
15,869	F5 Networks, Inc.*	2,294,816
13,144	Flex Ltd.*	214,641
59,281	Jabil, Inc.	1,703,143
4,395	National Instruments Corp.	222,255
20,332	NetApp, Inc.	1,254,281
9,013	Palo Alto Networks, Inc.*	1,636,040
39,884	Western Digital Corp.	3,680,097

		20,532,996

Telecommunication Services – 0.3%
24,166	AT&T, Inc.	861,518

Transportation – 1.9%
3,647	Copa Holdings SA Class A	469,114
47,717	CSX Corp.	2,658,314
9,734	Expeditors International of Washington, Inc.	616,162
9,385	Kansas City Southern	1,030,942
5,491	Norfolk Southern Corp.	745,568
11,472	Ryder System, Inc.	835,047

		6,355,147

Utilities – 1.6%
158,925	AES Corp.	1,806,977
60,572	Exelon Corp.	2,362,914
37,198	MDU Resources Group, Inc.	1,047,496

		5,217,387

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $282,120,140)		$328,693,175

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(b) – 0.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
319,200	1.609%	$ 319,200
(Cost $319,200)

TOTAL INVESTMENTS – 99.3% (Cost $282,439,340)		$329,012,375

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		2,445,204

NET ASSETS – 100.0%		$331,457,579

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	5	06/15/2018	$660,750	$(36,484)

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation —The Funds’, Portfolio’s and Underlying Funds valuation policy (except VIT Government Money Market Fund) is to value investments at fair value.

It is the Government Money Market Fund’s policy to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerance established by the Board of Trustees (“Trustees”), Goldman Sachs Asset Management, L.P. (“GSAM”) evaluated the difference between the Fund’s net asset value (“NAV”) based upon the amortized cost of the Fund’s securities and the NAV based upon available market quotations (or permitted substitutes).

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ and Portfolio’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ and Portfolio’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Trustees has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds and the Portfolio, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ and the Portfolio’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation

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NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (Including Money Market Funds) — Investments in the Underlying Funds are valued at the NAV per share of the Institutional Share class of each Underlying Fund on the day of valuation. Because the Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolio’s shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Underlying Funds (Including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iv. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

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v. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

vi. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund and the Portfolio agree to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund and the Portfolio deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund and the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and the Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund and the Portfolio, if any, is noted in the Schedules of Investments.

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NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund and the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

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NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

JOINT REPURCHASE AGREEMENT ACCOUNT III — At March 31, 2018, the Fund had undivided interests in the Joint Repurchase Agreement Account III, with a maturity date of April 2, 2018, as follows:

Principal Amount	Maturity Value	Collateral Value
$271,700,000	$271,754,692	$279,496,990

REPURCHASE AGREEMENTS — At March 31, 2018, the Principal Amounts of the Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
ABN Amro Bank N.V.	1.810%	$30,781,722
Bank of America, N.A.	1.810	17,100,957
Bank of Nova Scotia (The)	1.810	75,244,209
BNP Paribas	1.820	17,442,976
Citigroup Global Markets, Inc.	1.820	27,840,357
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.810	65,667,674
TD Securities USA, LLC	1.810	6,840,383
Wells Fargo Securities, LLC	1.810	30,781,722
TOTAL		$271,700,000

At March 31, 2018, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.000 to 10.500%	06/01/19 to 04/01/48
Federal National Mortgage Association	2.500 to 7.500	05/01/18 to 08/01/55
Government National Mortgage Association	3.000 to 6.000	06/20/35 to 02/20/48
U.S. Treasury Bond	3.000	05/15/47
U.S. Treasury Interest-Only Stripped Security	0.000	05/15/34
U.S. Treasury Notes	1.250 to 3.875	05/15/18 to 11/15/21

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s and the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s and the Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ and Portfolio’s investments and derivatives classified in the fair value hierarchy as of March 31, 2018.

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Bonds	$—	$9,565,897	$—
Mortgage-Backed Securities	—	9,389,458	—
Collateralized Mortgage Obligations	—	859,379	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	7,791,174	991,693	—
Asset-Backed Securities	—	4,949,956	—
Foreign Government Securities	—	1,735,642	—
Municipal Bonds	—	422,392	—
Investment Company	443,445	—	—
Short-Term Investments	—	1,599,749	—
Total	$8,234,619	$29,514,166	$—

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March 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

CORE FIXED INCOME (continued)

Derivative Type	Level 1	Level 2	Level 3
Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$29,651	$—
Futures Contracts(a)	44,834	—	—
Interest Rate Swap Contracts(a)	—	49,991	—
Purchased Option Contract	6,800	—	—
Total	$51,634	$79,642	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(61,550)	$—
Futures Contracts	(131,608)	—	—
Credit Default Swaps Contract	—	(62)	—
Interest Rate Swap Contracts	—	(52,937)	—
Total	$(131,608)	$(114,549)	$—

EQUITY INDEX

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
Europe	$183,579	$—	$—
North America	170,824,395	—	—
Short-Term Investment	74,770	—	—
Securities Lending Reinvestment Vehicle	168,800	—	—
Total	$171,251,544	$—	$—

Derivative Type
Liabilities(a)
Futures Contract	$(64,873)	$—	$—

GLOBAL TRENDS ALLOCATION

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$143,281,251	$—	$—
Investment Companies	222,334,129	—	—
Total	$365,615,380	$—	$—

Derivative Type
Assets(a)
Futures Contracts	$248,442	$—	$—
Liabilities(a)
Futures Contracts	$(4,235,388)	$—	$—

GROWTH OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
Europe	$164,303	$—	$—
North America	79,531,674	—	—
Investment Company	3,495,341	—	—
Total	$83,191,318	$—	$—

HIGH QUALITY FLOATING RATE

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Securities	$—	$4,151,176	$—
Collateralized Mortgage Obligations	—	28,126,870	—
Commercial Mortgage-Backed Securities	—	499,228	—
Asset-Backed Securities	—	36,304,082	—
Municipal Bonds	—	98,367	—
Investment Company	8,229	—	—
Short-Term Investments	—	3,637,030	—
Total	$8,229	$72,816,753	$—

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Schedule of Investments (continued)

March 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH QUALITY FLOATING RATE (continued)

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$55,021	$—	$—
Interest Rate Swap Contracts	—	19,586	—
Total	$55,021	$19,586	$—
Liabilities(a)
Futures Contracts	$(68,549)	$—	$—
Interest Rate Swap Contracts	—	(19,825)	—
Total	$(68,549)	$(19,825)	$—

LARGE CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
Europe	$9,431,446	$—	$—
North America	489,006,163	—	—
Securities Lending Reinvestment Vehicle	7,545,525	—	—
Total	$505,983,134	$—	$—

MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
Europe	$7,285,209.00	$—	$—
North America	634,673,516	—	—
Investment Company	383,101	—	—
Securities Lending Reinvestment Vehicle	1,316,250	—	—
Total	$643,658,076	$—	$—

MULTI-STRATEGY ALTERNATIVES

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$3,859,208	$—	$—
Fixed Income Underlying Funds	10,937,470	—	—
Exchange Traded Funds	452,552	—	—
Investment Company	357,239	—	—
Securities Lending Reinvestment Vehicle	211,500	—	—
Total	$15,817,969	$—	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$7,304	$—
Futures Contracts(a)	89,511	—	—
Purchased Options Contracts	135,475	—	—
Total	$224,986	$7,304	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(7,312)	$—
Futures Contracts	(70,954)	—	—
Total	$(70,954)	$(7,312)	$—

SMALL CAP EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
Asia	$104,746	$—	$—
Europe	48,166	—	—
North America	96,081,243	—	4,683
Investment Company	606,050	—	—
Securities Lending Reinvestment Vehicle	2,117,975	—	—
Total	$98,958,180	$—	$4,683

Derivative Type
Liabilities(a)
Futures Contracts	$(28,034)	$—	$—

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Schedule of Investments (continued)

March 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
North America	$363,783,211	$—	$—
Investment Company	1,395	—	—
Securities Lending Reinvestment Vehicle	1,812,596	—	—
Total	$365,597,202	$—	$—

STRATEGIC INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
North America	$—	$49,128	$—
Fixed Income
Collateralized Mortgage Obligations	—	327,934	—
Asset-Backed Securities	—	142,952	—
Investment Company	12,000,173	—	—
Total	$12,000,173	$520,014	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$40,449	—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	—	(76,345)	—
Total	$—	$(35,896)	$—

STRATEGIC INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
Asia	$—	$21,771,119	$—
Australia and Oceania	—	2,318,183	—
Europe	—	74,822,714	—
North America	—	1,779,321	—
Investment Company	1,903,181	—	—
Securities Lending Reinvestment Vehicle	868,360	—	—
Total	$2,771,541	$100,691,337	$—

U.S. EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
Central America	$469,114.00	$—	$—
North America	328,224,061	—	—
Securities Lending Reinvestment Vehicle	319,200	—	—
Total	$329,012,375	$—	$—

Derivative Type
Liabilities(a)
Futures Contract	$(36,484)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — The Large Cap Value, Mid Cap Value, Multi-Strategy Alternatives and Strategic Growth Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Equity Index, Small Cap Equity Insights, Strategic International Equity and U.S. Equity Insights Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Equity Index, Large Cap Value, Mid Cap Value, Multi-Strategy Alternatives, Small Cap Equity Insights, Strategic Growth, Strategic International Equity and U.S. Equity Insights Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up 0.16% (prior to February 21, 2018, GSAM may have received a management fee of up to 0.205%) on an annualized basis of the average daily net assets of the Government Money Market Fund.

The Funds, GSAL and BNYM received compensation relating to the lending of the Funds’ securities.

The Funds’ and Portfolio’s risks include, but are not limited to, the following:

Derivatives Risk — The Funds’, the Portfolio’s or an Underlying Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds, the Portfolio or an Underlying Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in the Underlying Funds — The investments of the Portfolio are concentrated in the Underlying Funds, and the

Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The

Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. To the extent that the Portfolio has a relative concentration of its portfolio in a single Underlying Fund, the Portfolio may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Investments in Other Investment Companies — As a shareholder of another investment company, including an ETF, a Fund, Portfolio and Underlying Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund, Portfolio and Underlying Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund, Portfolio and Underlying Fund. Such large shareholder redemptions may cause a Fund, Portfolio and Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s, Portfolio’s and Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s, Portfolio’s and Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s, Portfolio’s and Underlying Fund’s expense ratio. Similarly, large Fund, Portfolio and Underlying Fund share purchases may adversely affect a Fund’s, Portfolio’s and Underlying Fund’s performance to the extent that the Fund, Portfolio and Underlying Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund and Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund and Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund and Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, a Fund, Portfolio and Underlying Fund trade financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund, Portfolio and Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund, Portfolio and Underlying Fund have unsettled or open transactions defaults.

Non-Diversification Risk — The Global Trends Allocation Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Variable Insurance Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/CHIEF EXECUTIVE OFFICER

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/CHIEF EXECUTIVE OFFICER

Date: May 29, 2018

By (Signature and Title)*	/s/ SCOTT McHUGH, PRINCIPAL FINANCIAL OFFICER

Date: May 29, 2018

*	Print the name and title of each signing officer under his or her signature.